Quarterly Schedules of
Portfolio Holdings
July 31, 2019
International & Global Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX

Harbor International Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.1%
Shares		Value
AEROSPACE & DEFENSE—2.0%
354,692	Airbus SE (France)	$50,139
3,968,060	BAE Systems plc (United Kingdom)	26,363
3,162,680	Rolls-Royce Holdings plc (United Kingdom)*	33,057
177,447	Thales SA (France)	19,994
		129,553
AIR FREIGHT & LOGISTICS—0.2%
295,476	Oesterreichische Post AG (Austria)	9,869
204,400	Yamato Holdings Co. Ltd. (Japan)	4,013
		13,882
AIRLINES—0.2%
1,127,688	EasyJet plc (United Kingdom)	13,215
AUTO COMPONENTS—0.9%
509,700	Bridgestone Corp. (Japan)	19,134
2,129,036	Gestamp Automocion SA ADR (Spain)[1]	11,156
899,470	GUD Holdings Ltd. (Australia)	5,827
166,392	Hankook Tire & Technology Co. Ltd. (South Korea)	4,337
157,300	Koito Manufacturing Co. Ltd. (Japan)	7,864
490,300	Sumitomo Electric Industries Ltd. (Japan)	6,067
99,400	Toyota Industries Corp. (Japan)	5,160
		59,545
AUTOMOBILES—1.6%
5,567,764	Baic Motor Corp. Ltd. (China)	3,518
352,881	Bayerische Motoren Werke AG (Germany)	25,968
80,481	Hyundai Motor Co. (South Korea)	8,561
144,800	Subaru Corp. (Japan)	3,375
1,031,100	Toyota Motor Corp. (Japan)	66,623
		108,045
BANKS—6.7%
1,687,131	Axis Bank Ltd. (India)	16,483
773,463	Banco Santander SA (Spain)	3,301
1,143,100	Bangkok Bank PCL (Thailand)	6,716
3,973,769	Bank of Ireland Group plc (Ireland)	17,535
6,210,944	Bankia SA (Spain)	12,314
15,733,044	Barclays plc (United Kingdom)	29,450
724,129	BNP Paribas SA (France)	33,889
475,400	Chiba Bank Ltd. (Japan)	2,351
603,800	Concordia Financial Group Ltd. (Japan)	2,126
262,853	Danske Bank AS (Denmark)	3,901
782,120	DNB ASA (Norway)	13,993
267,000	Fukuoka Financial Group Inc. (Japan)	4,889
230,880	Hana Financial Group Inc. (South Korea)	6,758
2,968,671	HSBC Holdings plc (Hong Kong)	23,887
3,183,901	Intesa Sanpaolo SpA (Italy)	6,906
1,386,800	Kasikornbank PCL (Thailand)	7,741
37,673,063	Lloyds Banking Group plc (United Kingdom)	24,370
1,096,600	Mitsubishi UFJ Financial Group Inc. (Japan)	5,416
11,406,800	Mizuho Financial Group Inc. (Japan)	16,190
2,156,401	Nordea Bank ABP (Sweden)	13,834
8,148,100	Resona Holdings Inc. (Japan)	33,217
692,560	Shinhan Financial Group Co. Ltd. (South Korea)	25,368
2,695,791	Standard Chartered plc (United Kingdom)	22,186
1,108,400	Sumitomo Mitsui Financial Group Inc. (Japan)	38,760
206,900	Sumitomo Mitsui Trust Holdings Inc. (Japan)	7,071
2,897,733	Svenska Handelsbanken AB (Sweden)	26,074
2,139,631	UniCredit SpA (Italy)	25,193
514,700	United Overseas Bank Ltd. (Singapore)	9,806
2,951,069	Yes Bank Ltd. (India)	3,825
		443,550
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—4.4%
405,936	Anheuser-Busch InBev SA (Belgium)	$40,811
155,000	Asahi Group Holdings Ltd. (Japan)	6,714
207,304	Carlsberg AS (Denmark)	28,316
2,294,471	Coca-Cola Amatil Ltd. (Australia)	16,607
183,203	Coca-Cola European Partners plc (United States)	10,127
1,554,549	Davide Campari-Milano SpA (Italy)	14,458
1,386,294	Diageo plc (United Kingdom)	57,809
539,751	Heineken NV (Netherlands)	57,909
2,088,900	Kirin Holdings Co. Ltd. (Japan)	45,305
138,800	Suntory Beverage & Food Ltd. (Japan)	5,507
1,544,000	Tsingtao Brewery Co. Ltd. (China)	9,030
		292,593
BUILDING PRODUCTS—2.3%
3,220,701	Assa Abloy AB Class B (Sweden)	73,874
135,787	Geberit AG (Switzerland)	62,685
1,760,516	GWA Group Ltd. (Australia)	4,305
698,700	LIXIL Group Corp. (Japan)	12,085
		152,949
CAPITAL MARKETS—2.0%
3,841,060	3i Group plc (United Kingdom)	51,758
360,620	Close Brothers Group plc (United Kingdom)	5,822
2,037,998	IG Group Holdings plc (United Kingdom)	14,166
137,000	JAFCO Co. Ltd. (Japan)	5,079
312,300	Japan Exchange Group Inc. (Japan)	4,577
2,575,194	Jupiter Fund Management plc (United Kingdom)	11,653
3,784,000	Nomura Holdings Inc. (Japan)	12,163
207,495	Rathbone Brothers plc (United Kingdom)	5,560
1,047,696	St. James's Place plc (United Kingdom)	12,502
907,680	UBS Group AG (Switzerland)*	10,131
		133,411
CHEMICALS—2.3%
360,222	Akzo Nobel N.V. (Netherlands)	33,988
475,620	BASF SE (Germany)	31,574
945,200	DuluxGroup Ltd. (Australia)	6,027
66,800	Nippon Shokubai Co. Ltd. (Japan)	4,336
230,500	Nissan Chemical Corp. (Japan)	10,080
91,400	Nitto Denko Corp. (Japan)	4,501
1,304,024	Orica Ltd. (Australia)	19,428
116,800	Shin-Etsu Chemical Co. Ltd. (Japan)	11,892
110,344	Symrise AG (Germany)	10,167
123,900	Tokyo Ohka Kogyo Co. Ltd. (Japan)	4,190
1,858,800	Toray Industries Inc. (Japan)	12,788
		148,971
COMMERCIAL SERVICES & SUPPLIES—3.5%
80,500	AEON Delight Co. Ltd. (Japan)	2,399
2,051,353	Brambles Ltd. (Australia)	18,349
15,437,701	Cleanaway Waste Management Ltd. (Australia)	25,420
907,653	Edenred (France)	45,547
531,577	Elis SA (France)	9,836
9,807,344	G4S plc (United Kingdom)	22,762
3,940,052	HomeServe plc (United Kingdom)	54,516
68,646	S-1 Corp. (South Korea)	6,062
166,600	Secom Co. Ltd. (Japan)	13,057
14,402,582	Serco Group plc (United Kingdom)*	25,809
138,800	Sohgo Security Services Co. Ltd. (Japan)	6,729
		230,486
CONSTRUCTION & ENGINEERING—1.0%
580,139	Boskalis Westminster NV (Netherlands)	13,100

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
245,787	Ferrovial SA (Spain)	$6,394
864,700	Maeda Corp. (Japan)	6,478
2,065,700	Obayashi Corp. (Japan)	19,564
338,500	Penta-Ocean Construction Co. Ltd. (Japan)	1,639
1,537,000	Shimizu Corp. (Japan)	12,369
116,300	SHO-BOND Holdings Co. Ltd. (Japan)	3,993
		63,537
CONSTRUCTION MATERIALS—0.5%
193,739	CRH plc (Ireland)	6,459
63,561	Imerys SA (France)	2,657
106,193	Vicat SA (France)	4,765
952,689	Wienerberger AG (Austria)	21,777
		35,658
CONSUMER FINANCE—0.4%
505,500	AEON Financial Service Co. Ltd. (Japan)	8,155
3,865,292	International Personal Finance plc (United Kingdom)	4,765
5,984,227	Non-Standard Finance plc (United Kingdom)	2,754
1,899,449	Provident Financial plc (United Kingdom)*	10,005
251,098	Shriram Transport Finance Co. Ltd. (India)	3,514
		29,193
CONTAINERS & PACKAGING—0.5%
6,081,434	DS Smith plc (United Kingdom)	26,230
533,100	Toyo Seikan Group Holdings Ltd. (Japan)	9,306
		35,536
DISTRIBUTORS—0.2%
2,007,625	Inchcape plc (United Kingdom)	15,209
DIVERSIFIED FINANCIAL SERVICES—0.1%
9,854,000	First Pacific Co. Ltd. (Hong Kong)	4,108
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
1,725,249	Deutsche Telekom AG (Germany)	28,262
7,900,331	Koninklijke KPN NV (Netherlands)	22,527
926,217	KT Corp. ADR (South Korea)[1]	10,929
1,125,300	Nippon Telegraph & Telephone Corp. (Japan)	50,786
1,697,234	Spark New Zealand Ltd. (New Zealand)	4,424
		116,928
ELECTRIC UTILITIES—0.3%
514,400	Kansai Electric Power Co. (Japan)	6,353
123,552	Orsted AS (Denmark)	11,262
474,800	Tohoku Electric Power Co. Inc. (Japan)	4,751
		22,366
ELECTRICAL EQUIPMENT—2.4%
775,290	Legrand SA (France)	54,612
83,300	Mabuchi Motor Co. Ltd. (Japan)	2,876
126,211	Schneider Electric SE (France)	10,889
15,168,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	12,078
308,400	Ushio Inc. (Japan)	3,935
905,940	Vestas Wind Systems AS (Denmark)	74,343
		158,733
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
322,100	Azbil Corp. (Japan)	7,689
2,694,000	Chroma ATE Inc. (Taiwan)	12,548
2,773,000	Delta Electronics Inc. (Taiwan)	13,386
38,500	Hirose Electric Co. Ltd. (Japan)	4,034
170,000	Hitachi High-Technologies Corp. (Japan)	8,566
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
1,711,300	Hitachi Ltd. (Japan)	$60,674
467,300	Kyocera Corp. (Japan)	28,481
150,500	Omron Corp. (Japan)	7,160
145,700	Shimadzu Corp. (Japan)	3,498
660,029	Spectris plc (United Kingdom)	20,331
127,700	TDK Corp. (Japan)	9,804
		176,171
ENERGY EQUIPMENT & SERVICES—0.8%
1,521,621	John Wood Group plc (United Kingdom)	9,805
539,772	Petrofac Ltd. (United Kingdom)	2,739
7,070,836	Saipem SpA (Italy)*	34,948
209,552	TechnipFMC plc (France)	5,820
		53,312
ENTERTAINMENT—0.4%
311,613	CTS Eventim AG & Co. KGaA (Germany)	15,539
434,661	Modern Times Group Mortgage AB Class B (Sweden)*	4,025
105,300	Toho Co. Ltd. (Japan)	4,088
		23,652
FOOD & STAPLES RETAILING—1.6%
495,700	Dairy Farm International Holdings Ltd. (Hong Kong)	3,712
1,288,813	Koninklijke Ahold Delhaize NV (Netherlands)	29,273
41,600	Lawson Inc. (Japan)	2,079
193,400	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	6,438
3,357,059	Metcash Ltd. (Australia)	6,452
978,300	Seven & I Holdings Co. Ltd. (Japan)	33,387
121,500	Sundrug Co. Ltd. (Japan)	3,359
6,760,559	Tesco plc (United Kingdom)	18,312
		103,012
FOOD PRODUCTS—1.5%
14,200	Calbee Inc. (Japan)	403
4,215,000	China Mengniu Dairy Co. Ltd. (China)*	17,008
2,515,887	Devro plc (United Kingdom)	6,284
130,800	Megmilk Snow Brand Co. Ltd. (Japan)	2,795
78,700	Meiji Holdings Co. Ltd. (Japan)	5,465
845,700	Nippon Suisan Kaisha Ltd. (Japan)	5,330
6,920,000	Tingyi Cayman Islands Holding Corp. (China)	10,328
517,400	Toyo Suisan Kaisha Ltd. (Japan)	20,806
357,218	Viscofan SA (Spain)	17,485
16,615,000	Want Want China Holdings Ltd. (China)	12,922
		98,826
GAS UTILITIES—0.1%
261,300	Tokyo Gas Co. Ltd. (Japan)	6,522
HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
42,836	Alcon Inc. (Switzerland)*	2,481
771,227	Coloplast AS (Denmark)	90,076
10,739,500	ConvaTec Group plc (United Kingdom)	20,292
1,254,654	Demant AS (Denmark)*	36,965
1,130,214	GN Store Nord AS (Denmark)	53,612
186,200	Hoya Corp. (Japan)	14,278
776,817	Koninklijke Philips NV (Netherlands)	36,441
478,900	Olympus Corp. (Japan)	5,221
484,048	Smith & Nephew plc (United Kingdom)	10,958
96,051	Sonova Holding AG (Switzerland)	22,088
		292,412
HEALTH CARE PROVIDERS & SERVICES—1.3%
681,900	Alfresa Holdings Corp. (Japan)	16,441

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
469,198	Amplifon SpA (Italy)	$11,564
703,598	Fresenius Medical Care AG & Co. KGaA (Germany)	48,732
340,300	MediPAL Holdings Corp. (Japan)	7,228
		83,965
HOTELS, RESTAURANTS & LEISURE—4.5%
6,245,000	Ajisen China Holdings Ltd. (China)	2,680
438,528	Carnival plc (United Kingdom)	19,795
3,219,634	Compass Group plc (United Kingdom)	81,458
486,069	Flutter Entertainment plc (United Kingdom)	38,563
7,805,800	Genting Singapore Ltd. (Singapore)	5,195
3,105,042	GVC Holdings plc (United Kingdom)	22,244
1,228,000	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	1,600
9,566,080	Merlin Entertainments plc (United Kingdom)	52,330
887,427	Playtech plc (United Kingdom)	4,764
4,072,152	SSP Group plc (United Kingdom)	34,832
20,022,791	Thomas Cook Group plc (United Kingdom)*	1,346
1,986,732	TUI AG (Germany)	19,683
316,537	Yum China Holdings Inc. (China)	14,402
		298,892
HOUSEHOLD DURABLES—0.7%
1,055,654	Barratt Developments plc (United Kingdom)	8,242
839,400	Casio Computer Co. Ltd. (Japan)	9,576
2,323,163	McCarthy & Stone plc (United Kingdom)	3,932
76,300	Rinnai Corp. (Japan)	5,142
630,100	Sekisui Chemical Co. Ltd. (Japan)	9,313
222,100	Sony Corp. (Japan)	12,632
		48,837
HOUSEHOLD PRODUCTS—0.9%
241,800	Lion Corp. (Japan)	4,747
745,559	Reckitt Benckiser Group plc (United Kingdom)	57,634
		62,381
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
11,929,300	Lopez Holdings Corp. (Philippines)	1,063
INDUSTRIAL CONGLOMERATES—1.5%
2,602,000	CK Hutchison Holdings Ltd. (Hong Kong)	24,316
406,026	DCC plc (United Kingdom)	34,240
487,300	Jardine Matheson Holdings Ltd. (Hong Kong)	29,577
157,737	LG Corp. (South Korea)	9,409
		97,542
INSURANCE—4.8%
1,034,457	Admiral Group plc (United Kingdom)	27,204
1,078,763	AXA SA (France)	27,172
2,176,400	Dai-ichi Life Holdings Inc. (Japan)	31,995
538,400	Great Eastern Holdings Ltd. (Singapore)	9,938
68,279	Hannover Rueck SE (Germany)	10,647
60,973	Helvetia Holding AG (Switzerland)	7,763
2,213,600	Japan Post Holdings Co. Ltd. (Japan)	21,699
803,800	MS&AD Insurance Group Holdings Inc. (Japan)	26,348
1,816,430	QBE Insurance Group Ltd. (Australia)	15,480
1,355,769	Sampo OYJ (Finland)	56,296
67,851	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	15,063
636,100	Sompo Holdings Inc. (Japan)	26,343
249,800	Sony Financial Holdings Inc. (Japan)	6,052
422,200	T&D Holdings Inc. (Japan)	4,741
539,000	Tokio Marine Holdings Inc. (Japan)	28,611
		315,352
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—2.0%
305,948	Adevinta ASA A (Norway)*	$3,442
258,623	Adevinta ASA B (Norway)*	2,869
2,876,919	Auto Trader Group plc (United Kingdom)	18,886
155,333	Baidu Inc. ADR (China)*,1	17,351
1,414,189	Carsales.com Ltd. (Australia)	14,212
2,180,750	Domain Holdings Australia Ltd. (Australia)	4,485
10,929,677	Rightmove plc (United Kingdom)	69,904
		131,149
INTERNET & DIRECT MARKETING RETAIL—0.9%
114,091	Ctrip.com International Ltd. ADR (China)*,1	4,447
22,861	GS Home Shopping Inc. (South Korea)	3,229
1,589,722	HelloFresh SE (Germany)*	15,244
2,143,031	Just Eat plc (United Kingdom)*	19,716
502,371	MoneySuperMarket.com Group plc (United Kingdom)	2,249
1,401,000	PChome Online Inc. (Taiwan)*	6,826
30,143	Takeaway.com NV (Netherlands)*	2,697
26,186	Zooplus AG (Germany)*	3,403
27,800	ZOZO Inc. (Japan)	527
		58,338
IT SERVICES—1.3%
183,115	Alten SA (France)	22,653
175,800	ITOCHU Techno-Solutions Corp. (Japan)	4,507
201,300	Nomura Research Institute Ltd. (Japan)	3,564
2,427,100	NTT Data Corp. (Japan)	31,868
75,500	OBIC Co. Ltd. (Japan)	8,045
98,300	Otsuka Corp. (Japan)	3,876
195,300	SCSK Corp. (Japan)	9,272
		83,785
LEISURE PRODUCTS—1.0%
660,400	Bandai Namco Holdings Inc. (Japan)	35,503
1,421,000	Giant Manufacturing Co. Ltd. (Taiwan)	10,846
3,979,000	Goodbaby International Holdings Ltd. (Hong Kong)*	817
916,200	Sega Sammy Holdings Inc. (Japan)	11,745
26,600	Shimano Inc. (Japan)	3,755
		62,666
LIFE SCIENCES TOOLS & SERVICES—0.5%
68,301	Eurofins Scientific SE (France)	29,216
88,050	Gerresheimer AG (Germany)	6,849
		36,065
MACHINERY—2.4%
181,541	Andritz AG (Austria)	6,466
4,664,280	CNH Industrial NV (Italy)	47,228
153,400	Daifuku Co. Ltd. (Japan)	8,390
176,353	GEA Group AG (Germany)	4,377
110,200	Hoshizaki Corp. (Japan)	7,786
383,163	IMI plc (United Kingdom)	4,851
164,300	Makita Corp. (Japan)	5,417
1,572,243	Rotork plc (United Kingdom)	5,871
1,882,195	Sandvik AB (Sweden)	28,883
5,100	SMC Corp. (Japan)	1,848
357,618	Stabilus SA (Germany)	16,298
760,582	Wartsila OYJ Abp (Finland)	9,556
5,509,000	Yungtay Engineering Co. Ltd. (Taiwan)	11,313
		158,284

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MARINE—0.3%
2,465,146	Irish Continental Group plc (Ireland)	$11,294
7,952,829	Wan HAI Lines Ltd. (Taiwan)	5,288
		16,582
MEDIA—3.1%
396,478	Axel Springer SE (Germany)*	27,212
5,899,300	BEC World PCL (Thailand)*	1,899
571,843	Daily Mail & General Trust plc (United Kingdom)	5,493
212,698	Euromoney Institutional Investor plc (United Kingdom)	3,585
1,129,600	Fuji Media Holdings Inc. (Japan)	14,697
2,466,151	Informa plc (United Kingdom)	26,111
16,511,692	ITV plc (United Kingdom)	22,178
405,809	JCDecaux SA (France)	11,683
65,463,100	Media Nusantara Citra TBK PT (Indonesia)	6,389
494,439	MediaSet Espana Comunicacion SA (Spain)	2,903
5,347,831	Nine Entertainment Co. Holdings Ltd. (Australia)	7,342
1,179,300	Nippon Television Holdings Inc. (Japan)	16,233
436,682	Nordic Entertainment Group AB (Sweden)*	10,440
305,948	Schibsted ASA Class A (Norway)	8,228
259,832	Schibsted ASA Class B (Norway)	6,698
2,145,116	Sky Network Television Ltd. (New Zealand)	1,785
2,706,100	Television Broadcasts Ltd. (Hong Kong)	4,348
2,005,658	WPP plc (United Kingdom)	23,625
		200,849
METALS & MINING—2.3%
1,076,943	Acerinox SA (Spain)	8,998
5,455,528	Alumina Ltd. (Australia)	8,649
949,017	ArcelorMittal SA (France)	15,055
378,945	BHP Group Ltd. (Australia)	10,433
751,274	BHP Group plc (United Kingdom)	17,913
891,652	BlueScope Steel Ltd. (Australia)	7,870
10,108,332	Glencore plc (United Kingdom)*	32,415
767,354	Newcrest Mining Ltd. (Australia)	18,520
495,060	Rio Tinto plc (United Kingdom)	27,957
99,000	Sumitomo Metal Mining Co. Ltd. (Japan)	2,812
		150,622
MULTILINE RETAIL—0.2%
321,300	Isetan Mitsukoshi Holdings Ltd. (Japan)	2,554
437,700	Marui Group Co. Ltd. (Japan)	9,457
22,300	Ryohin Keikaku Co. Ltd. (Japan)	3,958
		15,969
MULTI-UTILITIES—0.1%
786,167	National Grid plc (United Kingdom)	8,058
OIL, GAS & CONSUMABLE FUELS—2.6%
9,046,842	BP plc (United Kingdom)	59,861
226,153	Caltex Australia Ltd. (Australia)	4,159
902,316	Equinor ASA (Norway)	16,179
2,672,600	INPEX Corp. (Japan)	23,440
1,653,745	Royal Dutch Shell plc (United Kingdom)	52,052
263,706	Total SA (France)	13,668
		169,359
PERSONAL PRODUCTS—1.8%
66,800	AMOREPACIFIC Group (South Korea)	3,223
5,864,018	Asaleo Care Ltd. (Australia)*	3,867
484,500	Kao Corp. (Japan)	35,359
38,200	Kose Corp. (Japan)	6,512
1,155,500	L'Occitane International SA (Hong Kong)	2,400
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—Continued
155,000	Mandom Corp. (Japan)	$3,647
1,032,381	Unilever plc (United Kingdom)	62,110
		117,118
PHARMACEUTICALS—3.3%
327,300	Astellas Pharma Inc. (Japan)	4,638
490,300	Haw Par Corp. Ltd. (Singapore)	4,972
544,555	Novartis AG (Switzerland)	49,935
1,063,467	Novo Nordisk AS (Denmark)	51,067
524,200	Otsuka Holdings Co. Ltd. (Japan)	19,277
294,011	Roche Holding AG (Switzerland)	78,697
80,100	Sawai Pharmaceutical Co. Ltd. (Japan)	4,419
149,800	Takeda Pharmaceutical Co. Ltd. (Japan)	5,156
		218,161
PROFESSIONAL SERVICES—5.1%
715,485	Adecco Group AG (Switzerland)	39,036
2,553,825	ALS Ltd. (Australia)	12,520
8,430,393	Capita plc (United Kingdom)*	11,890
61,929	DKSH Holding AG (Switzerland)	3,127
1,450,758	Experian plc (United Kingdom)	44,000
10,879,252	Hays plc (United Kingdom)	20,318
1,301,638	Intertek Group plc (United Kingdom)	90,105
1,498,219	IPH Ltd. (Australia)	8,507
500,600	Nomura Co. Ltd. (Japan)	6,779
1,207,385	PageGroup plc (United Kingdom)	6,569
392,800	Persol Holdings Co. Ltd. (Japan)	9,500
129,514	Randstad NV (Netherlands)	6,501
2,170,644	RELX plc (United Kingdom)	51,484
95,500	TechnoPro Holdings Inc. (Japan)	5,393
88,183	Teleperformance (France)	18,473
		334,202
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
303,100	Daiwa House Industry Co. Ltd. (Japan)	8,617
1,686,900	Mitsubishi Estate Co. Ltd. (Japan)	31,051
		39,668
ROAD & RAIL—1.2%
324,500	East Japan Railway Co. (Japan)	29,748
1,195,509	National Express Group plc (United Kingdom)	6,090
545,800	Senko Group Holdings Co. Ltd. (Japan)	4,276
508,200	West Japan Railway Co. (Japan)	41,600
		81,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
65,278	ASML Holding NV (Netherlands)	14,546
2,831,400	Renesas Electronics Corp. (Japan)*	16,641
113,200	ROHM Co. Ltd. (Japan)	7,889
166,383	SK Hynix Inc. (South Korea)	10,651
2,852,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,452
23,100	Tokyo Electron Ltd. (Japan)	3,912
		77,091
SOFTWARE—0.1%
172,400	Nexon Co. Ltd. (Japan)*	2,729
48,600	Oracle Corp. Japan (Japan)	4,035
		6,764
SPECIALTY RETAIL—0.6%
60,100	ABC-Mart Inc. (Japan)	3,798

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
1,607,500	Esprit Holdings Ltd. (Hong Kong)*	$266
2,838,276	Pets at Home Group plc (United Kingdom)	7,173
340,100	USS Co. Ltd. (Japan)	6,735
883,283	WH Smith plc (United Kingdom)	22,718
		40,690
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
129,600	Canon Inc. (Japan)	3,515
306,800	FUJIFILM Holdings Corp. (Japan)	14,542
568,596	Logitech International SA (Switzerland)	23,383
526,400	NEC Corp. (Japan)	21,519
244,086	Neopost SA (France)	4,904
939,829	Samsung Electronics Co. Ltd. (South Korea)	35,596
		103,459
TEXTILES, APPAREL & LUXURY GOODS—3.0%
182,040	adidas AG (Germany)	58,024
723,700	ASICS Corp. (Japan)	7,754
502,567	Cie Financiere Richemont SA (Switzerland)	43,067
787,819	Cie Financiere Richemont SA ADR (South Africa)[1]	6,735
385,496	EssilorLuxottica SA (France)	52,183
5,281,500	Li Ning Co. Ltd. (China)*	13,021
596,100	Onward Holdings Co. Ltd. (Japan)	3,057
565,586	Shenzhou International Group Holdings Ltd. (China)	7,787
3,372,000	Stella International Holdings Ltd. (Hong Kong)	5,436
		197,064
TOBACCO—0.5%
171,268	British American Tobacco plc (United Kingdom)	6,103
557,700	Japan Tobacco Inc. (Japan)	12,288
311,343	Swedish Match AB (Sweden)	11,879
		30,270
TRADING COMPANIES & DISTRIBUTORS—1.6%
608,252	Brenntag AG (Germany)	29,708
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
1,701,457	Bunzl plc (United Kingdom)	$44,348
498,200	ITOCHU Corp. (Japan)	9,486
872,700	Mitsubishi Corp. (Japan)	23,434
		106,976
TRANSPORTATION INFRASTRUCTURE—0.4%
1,458,000	China Merchants Port Holdings Co. Ltd. (China)	2,413
1,337,457	Getlink SE (France)	19,312
220,100	Mitsubishi Logistics Corp. (Japan)	5,853
		27,578
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,521,539	Bharti Airtel Ltd. (India)*	7,406
889,200	KDDI Corp. (Japan)	23,201
548,300	NTT DoCoMo Inc. (Japan)	13,147
3,849,373	Vodafone Group plc (United Kingdom)	7,006
65,460,828	Vodafone Idea Ltd. (India)*	6,556
		57,316
TOTAL COMMON STOCKS
(Cost $6,556,788)		6,399,204

PREFERRED STOCKS—0.4%
(Cost $28,917)
AUTOMOBILES—0.4%
175,306	Volkswagen AG (Germany)	29,131
TOTAL INVESTMENTS—97.5%
(Cost $6,585,705)		6,428,335
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		161,471
TOTAL NET ASSETS—100.0%		$6,589,806

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$6,735	$—	$6,735
Europe	29,359	4,023,073	—	4,052,432
Middle East/Central Asia	—	37,784	—	37,784
Pacific Basin	47,129	2,255,124	—	2,302,253
Preferred Stocks
Europe	—	29,131	—	29,131
Total Investments in Securities	$76,488	$6,351,847	$—	$6,428,335
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Beginning Balance Beginning as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019 (000s)
Preferred Stocks	$677	$—	$(675)	$—	$(8)	$6	$—	$—	$—

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owned more than 5% of the outstanding voting securities of the company during the period November 1, 2018 through July 31, 2019. Transactions during the period in securities of these companies were as follows:
Security Name	Beginning Balance as of 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2019 (000s)
Cementos Argos SA (Colombia)	$171,185	$—	$(196,000)	$(69,131)	$93,946	$1,265	$—

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—1.4%
26,871	Airbus SE (France)	$3,798
309,407	BAE Systems plc (United Kingdom)	2,056
122,453	Embraer SA (Brazil)*	620
250,183	Rolls-Royce Holdings plc (United Kingdom)*	2,615
14,361	Thales SA (France)	1,618
		10,707
AIR FREIGHT & LOGISTICS—0.2%
24,608	Oesterreichische Post AG (Austria)	822
15,300	Yamato Holdings Co. Ltd. (Japan)	300
		1,122
AIRLINES—0.1%
90,683	EasyJet plc (United Kingdom)	1,063
AUTO COMPONENTS—1.1%
38,500	Bridgestone Corp. (Japan)	1,445
175,289	Gestamp Automocion SA ADR (Spain)[1]	919
146,737	GUD Holdings Ltd. (Australia)	951
35,021	Hankook Tire & Technology Co. Ltd. (South Korea)	913
11,800	Koito Manufacturing Co. Ltd. (Japan)	590
29,963	Magna International Inc. (Canada)	1,511
2,291,886	Nemak SAB de CV (Mexico)	1,046
37,200	Sumitomo Electric Industries Ltd. (Japan)	460
7,400	Toyota Industries Corp. (Japan)	384
		8,219
AUTOMOBILES—1.3%
1,306,931	Baic Motor Corp. Ltd. (China)	826
27,667	Bayerische Motoren Werke AG (Germany)	2,036
15,619	Hyundai Motor Co. (South Korea)	1,661
10,800	Subaru Corp. (Japan)	252
76,900	Toyota Motor Corp. (Japan)	4,969
		9,744
BANKS—8.7%
374,280	Axis Bank Ltd. (India)	3,657
63,451	Banco Santander SA (Spain)	271
53,819	Bancolombia SA ADR (Colombia)[1]	2,684
110,700	Bangkok Bank PCL (Thailand)	650
311,928	Bank of Ireland Group plc (Ireland)	1,376
490,840	Bankia SA (Spain)	973
1,223,481	Barclays plc (United Kingdom)	2,290
56,514	BNP Paribas SA (France)	2,645
36,500	Chiba Bank Ltd. (Japan)	181
46,300	Concordia Financial Group Ltd. (Japan)	163
21,571	Danske Bank AS (Denmark)	320
39,317	DBS Group Holdings Ltd. (Singapore)	750
60,388	DNB ASA (Norway)	1,080
6,748,449	Eurobank Ergasias SA (Greece)*	6,554
19,800	Fukuoka Financial Group Inc. (Japan)	363
797,604	Grupo Financiero Inbursa SAB de CV (Mexico)	977
49,008	Hana Financial Group Inc. (South Korea)	1,434
431,561	HSBC Holdings plc (Hong Kong)	3,472
260,926	Intesa Sanpaolo SpA (Italy)	566
248,900	Kasikornbank PCL (Thailand)	1,389
33,659	Komercni Banka AS (Czech Republic)	1,298
2,916,118	Lloyds Banking Group plc (United Kingdom)	1,886
83,800	Mitsubishi UFJ Financial Group Inc. (Japan)	414
860,700	Mizuho Financial Group Inc. (Japan)	1,222
175,121	Nordea Bank ABP (Sweden)	1,123
620,800	Resona Holdings Inc. (Japan)	2,531
25,554	Royal Bank of Canada (Canada)	2,018
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
45,298	Sberbank of Russia PJSC ADR (Russia)[1]	$676
123,867	Shinhan Financial Group Co. Ltd. (South Korea)	4,537
336,551	Standard Chartered plc (United Kingdom)	2,770
82,900	Sumitomo Mitsui Financial Group Inc. (Japan)	2,899
15,400	Sumitomo Mitsui Trust Holdings Inc. (Japan)	526
225,262	Svenska Handelsbanken AB (Sweden)	2,027
36,914	Toronto-Dominion Bank (Canada)	2,158
1,242,284	Turkiye Garanti Bankasi AS (Turkey)*	2,185
165,842	UniCredit SpA (Italy)	1,953
83,782	United Overseas Bank Ltd. (Singapore)	1,596
615,342	Yes Bank Ltd. (India)	798
		64,412
BEVERAGES—3.8%
31,588	Anheuser-Busch InBev SA (Belgium)	3,176
11,600	Asahi Group Holdings Ltd. (Japan)	502
17,232	Carlsberg AS (Denmark)	2,354
149,963	Cia Cervecerias Unidas SA (Chile)	2,102
325,791	Coca-Cola Amatil Ltd. (Australia)	2,358
13,991	Coca-Cola European Partners plc (United States)	773
126,559	Davide Campari-Milano SpA (Italy)	1,177
108,173	Diageo plc (United Kingdom)	4,511
698,934	East African Breweries Ltd. (Kenya)	1,346
42,458	Heineken NV (Netherlands)	4,555
155,800	Kirin Holdings Co. Ltd. (Japan)	3,379
10,400	Suntory Beverage & Food Ltd. (Japan)	413
304,000	Tsingtao Brewery Co. Ltd. (China)	1,778
		28,424
BUILDING PRODUCTS—1.6%
252,244	Assa Abloy AB Class B (Sweden)	5,786
10,597	Geberit AG (Switzerland)	4,892
259,624	GWA Group Ltd. (Australia)	635
50,200	LIXIL Group Corp. (Japan)	868
		12,181
CAPITAL MARKETS—2.3%
310,112	3i Group plc (United Kingdom)	4,179
121,907	Brookfield Asset Management Inc. (Canada)	5,973
29,595	Close Brothers Group plc (United Kingdom)	478
49,265	Georgia Capital plc (United Kingdom)*	587
153,157	IG Group Holdings plc (United Kingdom)	1,065
10,400	JAFCO Co. Ltd. (Japan)	386
23,400	Japan Exchange Group Inc. (Japan)	343
213,350	Jupiter Fund Management plc (United Kingdom)	965
282,900	Nomura Holdings Inc. (Japan)	909
16,665	Rathbone Brothers plc (United Kingdom)	446
79,850	St. James's Place plc (United Kingdom)	953
74,192	UBS Group AG (Switzerland)*	828
		17,112
CHEMICALS—2.4%
27,286	Akzo Nobel N.V. (Netherlands)	2,575
37,192	BASF SE (Germany)	2,469
217,056	DuluxGroup Ltd. (Australia)	1,384
60,458	Enaex SA (Chile)	687
5,000	Nippon Shokubai Co. Ltd. (Japan)	325
17,100	Nissan Chemical Corp. (Japan)	748
6,800	Nitto Denko Corp. (Japan)	335
204,080	Orica Ltd. (Australia)	3,040
138,850	PhosAgro PJSC GDR (Russia)[2]	1,731
8,600	Shin-Etsu Chemical Co. Ltd. (Japan)	876
9,001	Symrise AG (Germany)	829

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
88,752	Tikkurila OYJ (Finland)[3]	$1,379
9,200	Tokyo Ohka Kogyo Co. Ltd. (Japan)	311
145,400	Toray Industries Inc. (Japan)	1,000
		17,689
COMMERCIAL SERVICES & SUPPLIES—3.3%
6,000	AEON Delight Co. Ltd. (Japan)	179
326,537	Brambles Ltd. (Australia)	2,921
2,186,560	Cleanaway Waste Management Ltd. (Australia)	3,601
74,968	Edenred (France)	3,762
42,330	Elis SA (France)	783
754,133	G4S plc (United Kingdom)	1,750
312,953	HomeServe plc (United Kingdom)	4,330
68,802	Ritchie Bros Auctioneers Inc. (Canada)	2,484
13,884	S-1 Corp. (South Korea)	1,226
12,500	Secom Co. Ltd. (Japan)	980
1,119,417	Serco Group plc (United Kingdom)*	2,006
10,400	Sohgo Security Services Co. Ltd. (Japan)	504
		24,526
CONSTRUCTION & ENGINEERING—0.8%
45,601	Boskalis Westminster NV (Netherlands)	1,030
20,386	Ferrovial SA (Spain)	530
64,800	Maeda Corp. (Japan)	485
153,600	Obayashi Corp. (Japan)	1,455
25,300	Penta-Ocean Construction Co. Ltd. (Japan)	123
739,642	Raubex Group Ltd. (South Africa)	986
116,000	Shimizu Corp. (Japan)	934
8,800	SHO-BOND Holdings Co. Ltd. (Japan)	302
		5,845
CONSTRUCTION MATERIALS—0.4%
15,901	CRH plc (Ireland)	530
5,177	Imerys SA (France)	216
8,751	Vicat SA (France)	393
82,731	Wienerberger AG (Austria)	1,891
		3,030
CONSUMER FINANCE—0.7%
37,700	AEON Financial Service Co. Ltd. (Japan)	608
2,958,456	Gentera SAB de CV (Mexico)	2,430
306,752	International Personal Finance plc (United Kingdom)	378
322,935	Non-Standard Finance plc (United Kingdom)	149
148,533	Provident Financial plc (United Kingdom)*	782
61,958	Shriram Transport Finance Co. Ltd. (India)	867
		5,214
CONTAINERS & PACKAGING—0.4%
472,897	DS Smith plc (United Kingdom)	2,039
39,800	Toyo Seikan Group Holdings Ltd. (Japan)	695
		2,734
DISTRIBUTORS—0.2%
155,365	Inchcape plc (United Kingdom)	1,177
DIVERSIFIED FINANCIAL SERVICES—0.1%
1,252,000	First Pacific Co. Ltd. (Hong Kong)	522
DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
41,242	BCE Inc. (Canada)	1,864
130,707	Deutsche Telekom AG (Germany)	2,141
619,057	Koninklijke KPN NV (Netherlands)	1,765
178,115	KT Corp. ADR (South Korea)[1]	2,102
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
84,200	Nippon Telegraph & Telephone Corp. (Japan)	$3,800
275,700	Spark New Zealand Ltd. (New Zealand)	719
459,755	Telkom SA SOC Ltd. (South Africa)	2,745
		15,136
ELECTRIC UTILITIES—0.2%
38,500	Kansai Electric Power Co. (Japan)	476
9,437	Orsted AS (Denmark)	860
29,000	Tohoku Electric Power Co. Inc. (Japan)	290
		1,626
ELECTRICAL EQUIPMENT—1.9%
60,187	Legrand SA (France)	4,240
6,300	Mabuchi Motor Co. Ltd. (Japan)	217
9,639	Schneider Electric SE (France)	832
2,969,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	2,365
23,000	Ushio Inc. (Japan)	293
71,531	Vestas Wind Systems AS (Denmark)	5,870
		13,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
24,800	Azbil Corp. (Japan)	592
270,000	Chroma ATE Inc. (Taiwan)	1,257
530,735	Delta Electronics Inc. (Taiwan)	2,562
2,915	Hirose Electric Co. Ltd. (Japan)	305
13,000	Hitachi High-Technologies Corp. (Japan)	655
128,500	Hitachi Ltd. (Japan)	4,556
34,700	Kyocera Corp. (Japan)	2,115
11,300	Omron Corp. (Japan)	538
10,900	Shimadzu Corp. (Japan)	262
51,980	Spectris plc (United Kingdom)	1,601
9,400	TDK Corp. (Japan)	722
		15,165
ENERGY EQUIPMENT & SERVICES—0.6%
126,296	John Wood Group plc (United Kingdom)	814
43,723	Petrofac Ltd. (United Kingdom)	222
554,223	Saipem SpA (Italy)*	2,739
17,198	TechnipFMC plc (France)	478
		4,253
ENTERTAINMENT—0.2%
23,607	CTS Eventim AG & Co. KGaA (Germany)	1,177
36,201	Modern Times Group Mortgage AB Class B (Sweden)*	335
8,000	Toho Co. Ltd. (Japan)	311
		1,823
FOOD & STAPLES RETAILING—2.5%
56,078	Alimentation Couche-Tard Inc. (Canada)	3,437
52,700	Dairy Farm International Holdings Ltd. (Hong Kong)	395
170,821	Eurocash SA (Poland)	824
101,427	Koninklijke Ahold Delhaize NV (Netherlands)	2,304
3,100	Lawson Inc. (Japan)	155
67,115	Loblaw Cos. Ltd. (Canada)	3,482
18,798	Magnit PJSC (Russia)	1,115
14,500	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	483
368,889	Metcash Ltd. (Australia)	709
26,480	PriceSmart Inc. (United States)	1,615
73,500	Seven & I Holdings Co. Ltd. (Japan)	2,508
9,400	Sundrug Co. Ltd. (Japan)	260
521,632	Tesco plc (United Kingdom)	1,413
		18,700

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—2.8%
1,100	Calbee Inc. (Japan)	$31
668,000	China Mengniu Dairy Co. Ltd. (China)*	2,695
2,276,800	Delfi Ltd. (Singapore)	2,158
196,609	Devro plc (United Kingdom)	491
1,496,930	Grupo Lala SAB de CV (Mexico)	1,621
176,774	Industrias Bachoco SAB de CV (Mexico)	801
9,800	Megmilk Snow Brand Co. Ltd. (Japan)	209
6,000	Meiji Holdings Co. Ltd. (Japan)	417
64,300	Nippon Suisan Kaisha Ltd. (Japan)	405
175,877	Tiger Brands Ltd. (South Africa)	2,723
1,484,255	Tingyi Cayman Islands Holding Corp. (China)	2,215
39,000	Toyo Suisan Kaisha Ltd. (Japan)	1,568
237,589	Ulker Biskuvi Sanayi AS (Turkey)*	789
27,804	Viscofan SA (Spain)	1,361
3,728,000	Want Want China Holdings Ltd. (China)	2,900
		20,384
GAS UTILITIES—0.1%
19,800	Tokyo Gas Co. Ltd. (Japan)	494
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
3,466	Alcon Inc. (Switzerland)*	201
60,636	Coloplast AS (Denmark)	7,082
1,136,560	ConvaTec Group plc (United Kingdom)	2,147
97,507	Demant AS (Denmark)*	2,873
88,657	GN Store Nord AS (Denmark)	4,205
14,300	Hoya Corp. (Japan)	1,097
59,614	Koninklijke Philips NV (Netherlands)	2,797
36,700	Olympus Corp. (Japan)	400
39,669	Smith & Nephew plc (United Kingdom)	898
7,277	Sonova Holding AG (Switzerland)	1,673
		23,373
HEALTH CARE PROVIDERS & SERVICES—0.9%
52,400	Alfresa Holdings Corp. (Japan)	1,263
30,444	Amplifon SpA (Italy)	750
55,029	Fresenius Medical Care AG & Co. KGaA (Germany)	3,811
26,200	MediPAL Holdings Corp. (Japan)	557
461,043	Sigma Healthcare Ltd. (Australia)	188
		6,569
HOTELS, RESTAURANTS & LEISURE—3.6%
1,471,000	Ajisen China Holdings Ltd. (China)	631
34,413	Carnival plc (United Kingdom)	1,553
251,956	Compass Group plc (United Kingdom)	6,375
38,491	Flutter Entertainment plc (United Kingdom)	3,054
244,250	GVC Holdings plc (United Kingdom)	1,750
592,141	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	772
747,788	Merlin Entertainments plc (United Kingdom)	4,091
71,730	Playtech plc (United Kingdom)	385
316,621	SSP Group plc (United Kingdom)	2,708
1,547,662	Thomas Cook Group plc (United Kingdom)*	104
361,561	Tsogo Sun Gaming Ltd. (South Africa)	354
361,584	Tsogo Sun Hotels Ltd. (South Africa)*	113
155,740	TUI AG (Germany)	1,543
64,418	Yum China Holdings Inc. (China)	2,931
		26,364
HOUSEHOLD DURABLES—0.9%
86,402	Barratt Developments plc (United Kingdom)	675
62,500	Casio Computer Co. Ltd. (Japan)	713
191,469	McCarthy & Stone plc (United Kingdom)	324
567,800	MRV Engenharia e Participacoes SA (Brazil)	3,017
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
5,700	Rinnai Corp. (Japan)	$384
46,700	Sekisui Chemical Co. Ltd. (Japan)	690
16,600	Sony Corp. (Japan)	944
		6,747
HOUSEHOLD PRODUCTS—0.7%
18,100	Lion Corp. (Japan)	355
58,472	Reckitt Benckiser Group plc (United Kingdom)	4,520
		4,875
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.0%
2,689,400	Lopez Holdings Corp. (Philippines)	240
INDUSTRIAL CONGLOMERATES—2.1%
396,000	CK Hutchison Holdings Ltd. (Hong Kong)	3,701
32,903	DCC plc (United Kingdom)	2,775
74,000	Jardine Matheson Holdings Ltd. (Hong Kong)	4,491
37,182	LG Corp. (South Korea)	2,218
910,318	Quinenco SA (Chile)	2,457
		15,642
INSURANCE—5.4%
81,519	Admiral Group plc (United Kingdom)	2,144
83,393	AXA SA (France)	2,101
163,200	Dai-ichi Life Holdings Inc. (Japan)	2,399
16,462	Fairfax Financial Holdings Ltd. (Canada)	7,627
116,900	Great Eastern Holdings Ltd. (Singapore)	2,158
5,596	Hannover Rueck SE (Germany)	873
5,116	Helvetia Holding AG (Switzerland)	651
165,700	Japan Post Holdings Co. Ltd. (Japan)	1,624
61,000	MS&AD Insurance Group Holdings Inc. (Japan)	1,999
351,158	Old Mutual Ltd. (South Africa)	470
209,879	Porto Seguro SA (Brazil)*	2,865
252,960	QBE Insurance Group Ltd. (Australia)	2,156
105,940	Sampo OYJ (Finland)	4,399
14,515	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,222
47,500	Sompo Holdings Inc. (Japan)	1,967
18,900	Sony Financial Holdings Inc. (Japan)	458
31,700	T&D Holdings Inc. (Japan)	356
40,800	Tokio Marine Holdings Inc. (Japan)	2,166
		39,635
INTERACTIVE MEDIA & SERVICES—2.1%
22,928	Adevinta ASA A (Norway)*	258
19,474	Adevinta ASA B (Norway)*	216
237,144	Auto Trader Group plc (United Kingdom)	1,557
32,966	Baidu Inc. ADR (China)*,1	3,682
166,014	Carsales.com Ltd. (Australia)	1,668
313,044	Domain Holdings Australia Ltd. (Australia)	644
863,206	Rightmove plc (United Kingdom)	5,521
51,209	Yandex NV (Russia)*	2,009
		15,555
INTERNET & DIRECT MARKETING RETAIL—0.9%
26,237	Ctrip.com International Ltd. ADR (China)*,1	1,023
4,482	GS Home Shopping Inc. (South Korea)	633
128,574	HelloFresh SE (Germany)*	1,233
175,870	Just Eat plc (United Kingdom)*	1,618
41,877	MoneySuperMarket.com Group plc (United Kingdom)	187
333,520	PChome Online Inc. (Taiwan)*	1,625
2,527	Takeaway.com NV (Netherlands)*	226

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—Continued
1,668	Zooplus AG (Germany)*	$217
2,100	ZOZO Inc. (Japan)	40
		6,802
IT SERVICES—0.9%
14,352	Alten SA (France)	1,775
12,308	Genpact Ltd. (United States)	488
13,400	ITOCHU Techno-Solutions Corp. (Japan)	344
15,600	Nomura Research Institute Ltd. (Japan)	276
178,800	NTT Data Corp. (Japan)	2,348
5,600	OBIC Co. Ltd. (Japan)	597
7,400	Otsuka Corp. (Japan)	292
14,600	SCSK Corp. (Japan)	693
		6,813
LEISURE PRODUCTS—1.1%
49,200	Bandai Namco Holdings Inc. (Japan)	2,645
293,386	Giant Manufacturing Co. Ltd. (Taiwan)	2,239
802,000	Goodbaby International Holdings Ltd. (Hong Kong)*	165
160,611	Merida Industry Co. Ltd. (Taiwan)	1,001
66,600	Sega Sammy Holdings Inc. (Japan)	854
2,000	Shimano Inc. (Japan)	282
36,903	Spin Master Corp. (Canada)*	1,048
		8,234
LIFE SCIENCES TOOLS & SERVICES—0.4%
5,526	Eurofins Scientific SE (France)[3]	2,364
7,226	Gerresheimer AG (Germany)	562
		2,926
MACHINERY—2.0%
15,247	Andritz AG (Austria)	543
368,520	CNH Industrial NV (Italy)	3,731
11,500	Daifuku Co. Ltd. (Japan)	629
14,751	GEA Group AG (Germany)	366
8,400	Hoshizaki Corp. (Japan)	594
31,445	IMI plc (United Kingdom)	398
12,300	Makita Corp. (Japan)	406
129,028	Rotork plc (United Kingdom)	482
146,641	Sandvik AB (Sweden)	2,250
400	SMC Corp. (Japan)	145
27,583	Stabilus SA (Germany)	1,257
62,049	Wartsila OYJ Abp (Finland)	780
1,504,000	Yungtay Engineering Co. Ltd. (Taiwan)	3,088
		14,669
MARINE—0.3%
37,900,069	Cia Sud Americana de Vapores SA (Chile)*	1,276
212,044	Irish Continental Group plc (Ireland)	971
		2,247
MEDIA—2.6%
31,641	Axel Springer SE (Germany)*	2,172
1,405,600	BEC World PCL (Thailand)*	452
46,132	Daily Mail & General Trust plc (United Kingdom)	443
17,159	Euromoney Institutional Investor plc (United Kingdom)	289
84,600	Fuji Media Holdings Inc. (Japan)	1,101
112,582	Grupo Televisa SAB ADR (Mexico)[1]	1,071
203,934	Informa plc (United Kingdom)	2,159
1,299,535	ITV plc (United Kingdom)	1,745
31,594	JCDecaux SA (France)	910
14,201,921	Media Nusantara Citra TBK PT (Indonesia)	1,386
40,478	MediaSet Espana Comunicacion SA (Spain)	238
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
782,388	Nine Entertainment Co. Holdings Ltd. (Australia)	$1,074
86,820	Nippon Television Holdings Inc. (Japan)	1,195
36,201	Nordic Entertainment Group AB (Sweden)*	865
23,094	Schibsted ASA Class A (Norway)	621
19,615	Schibsted ASA Class B (Norway)	506
342,449	Sky Network Television Ltd. (New Zealand)	285
333,300	Television Broadcasts Ltd. (Hong Kong)	536
154,088	WPP plc (United Kingdom)	1,815
		18,863
METALS & MINING—3.9%
83,532	Acerinox SA (Spain)	698
1,046,637	Alumina Ltd. (Australia)	1,659
73,127	Anglo American Platinum Ltd. (South Africa)	4,341
64,614	Anglo American plc (South Africa)	1,580
126,561	Antofagasta plc (United Kingdom)	1,428
73,826	ArcelorMittal SA (France)	1,171
199,230	Barrick Gold Corp. (Canada)	3,238
50,397	BHP Group Ltd. (Australia)	1,387
56,916	BHP Group plc (United Kingdom)	1,357
190,674	BlueScope Steel Ltd. (Australia)	1,683
73,863	Cia de Minas Buenaventura SAA ADR (Peru)[1]	1,126
20,317	Franco-Nevada Corp. (Canada)	1,766
784,831	Glencore plc (United Kingdom)*	2,517
117,408	Newcrest Mining Ltd. (Australia)	2,834
38,311	Rio Tinto plc (United Kingdom)	2,163
7,400	Sumitomo Metal Mining Co. Ltd. (Japan)	210
		29,158
MULTILINE RETAIL—0.2%
24,000	Isetan Mitsukoshi Holdings Ltd. (Japan)	191
32,700	Marui Group Co. Ltd. (Japan)	706
1,800	Ryohin Keikaku Co. Ltd. (Japan)	320
		1,217
MULTI-UTILITIES—0.1%
61,130	National Grid plc (United Kingdom)	627
OIL, GAS & CONSUMABLE FUELS—2.9%
707,450	BP plc (United Kingdom)	4,681
36,667	Caltex Australia Ltd. (Australia)	675
157,667	Canadian Natural Resources Ltd. (Canada)	3,994
69,944	Equinor ASA (Norway)	1,254
197,300	INPEX Corp. (Japan)	1,730
81,016	Inter Pipeline Ltd. (Canada)	1,363
14,549	Lukoil PJSC ADR (Russia)[1]	1,185
93,256	PrairieSky Royalty Ltd. (Canada)	1,249
128,649	Royal Dutch Shell plc (United Kingdom)	4,049
21,335	Total SA (France)	1,106
		21,286
PERSONAL PRODUCTS—1.9%
15,774	AMOREPACIFIC Group (South Korea)	761
677,763	Asaleo Care Ltd. (Australia)*	447
36,200	Kao Corp. (Japan)	2,642
2,800	Kose Corp. (Japan)	477
319,209	L'Occitane International SA (Hong Kong)	663
11,500	Mandom Corp. (Japan)	271
246,168	Natura Cosmeticos SA (Brazil)	3,946
80,308	Unilever plc (United Kingdom)	4,831
		14,038

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.9%
24,400	Astellas Pharma Inc. (Japan)	$346
4,139,899	Genomma Lab Internacional SAB de CV (Mexico)*	3,785
81,907	Haw Par Corp. Ltd. (Singapore)	831
42,359	Novartis AG (Switzerland)	3,884
85,150	Novo Nordisk AS (Denmark)	4,089
39,000	Otsuka Holdings Co. Ltd. (Japan)	1,434
22,814	Roche Holding AG (Switzerland)	6,106
5,900	Sawai Pharmaceutical Co. Ltd. (Japan)	325
11,100	Takeda Pharmaceutical Co. Ltd. (Japan)	382
		21,182
PROFESSIONAL SERVICES—3.6%
55,199	Adecco Group AG (Switzerland)	3,012
329,713	ALS Ltd. (Australia)	1,616
659,647	Capita plc (United Kingdom)*	930
11,480	DKSH Holding AG (Switzerland)	580
109,911	Experian plc (United Kingdom)	3,333
830,974	Hays plc (United Kingdom)	1,552
101,652	Intertek Group plc (United Kingdom)	7,037
138,794	IPH Ltd. (Australia)	788
37,500	Nomura Co. Ltd. (Japan)	508
101,402	PageGroup plc (United Kingdom)	552
29,400	Persol Holdings Co. Ltd. (Japan)	711
10,614	Randstad NV (Netherlands)	533
168,328	RELX plc (United Kingdom)	3,992
7,100	TechnoPro Holdings Inc. (Japan)	401
6,680	Teleperformance (France)	1,399
		26,944
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
22,700	Daiwa House Industry Co. Ltd. (Japan)	645
15,054	LOG Commercial Properties e Participacoes SA (Brazil)	93
364,615	LPS Brasil Consultoria de Imoveis SA (Brazil)*	644
126,000	Mitsubishi Estate Co. Ltd. (Japan)	2,319
61,419	New World Development Co. Ltd. (Hong Kong)	86
85,276	United Industrial Corp. Ltd. (Singapore)	185
		3,972
ROAD & RAIL—1.4%
15,063	Canadian Pacific Railway Ltd. (Canada)	3,596
24,400	East Japan Railway Co. (Japan)	2,237
88,549	Globaltrans Investment plc GDR (Russia)[2]	778
100,395	National Express Group plc (United Kingdom)	511
40,300	Senko Group Holdings Co. Ltd. (Japan)	316
37,700	West Japan Railway Co. (Japan)	3,086
		10,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
5,307	ASML Holding NV (Netherlands)	1,183
209,300	Renesas Electronics Corp. (Japan)*	1,230
8,400	ROHM Co. Ltd. (Japan)	585
32,571	SK Hynix Inc. (South Korea)	2,085
1,070,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,799
1,700	Tokyo Electron Ltd. (Japan)	288
		14,170
SOFTWARE—1.4%
4,357	Constellation Software Inc. (Canada)	4,145
12,900	Nexon Co. Ltd. (Japan)*	204
3,800	Oracle Corp. Japan (Japan)	316
424,500	TOTVS SA (Brazil)*	5,395
		10,060
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—0.9%
4,700	ABC-Mart Inc. (Japan)	$297
4,313,300	Esprit Holdings Ltd. (Hong Kong)*	714
168,086	Fourlis Holdings SA (Greece)*	1,072
93,054	JUMBO SA (Greece)	1,824
220,003	Pets at Home Group plc (United Kingdom)	556
25,900	USS Co. Ltd. (Japan)	513
67,345	WH Smith plc (United Kingdom)	1,732
		6,708
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
10,000	Canon Inc. (Japan)	271
22,800	FUJIFILM Holdings Corp. (Japan)	1,081
43,068	Logitech International SA (Switzerland)	1,771
38,900	NEC Corp. (Japan)	1,590
18,645	Neopost SA (France)	375
228,495	Samsung Electronics Co. Ltd. (South Korea)	8,654
		13,742
TEXTILES, APPAREL & LUXURY GOODS—2.5%
14,351	adidas AG (Germany)	4,574
53,400	ASICS Corp. (Japan)	572
39,444	Cie Financiere Richemont SA (Switzerland)	3,380
170,166	Cie Financiere Richemont SA ADR (South Africa)[1,3]	1,455
29,625	EssilorLuxottica SA (France)	4,010
31,494	Gildan Activewear Inc. (Canada)	1,241
314,000	Li Ning Co. Ltd. (China)*	774
42,900	Onward Holdings Co. Ltd. (Japan)	220
1,287,246	Stella International Holdings Ltd. (Hong Kong)	2,075
110,000	Texwinca Holdings Ltd. (Hong Kong)	33
		18,334
TOBACCO—0.3%
14,060	British American Tobacco plc (United Kingdom)	501
41,600	Japan Tobacco Inc. (Japan)	917
25,194	Swedish Match AB (Sweden)	961
		2,379
TRADING COMPANIES & DISTRIBUTORS—1.1%
47,813	Brenntag AG (Germany)	2,335
131,722	Bunzl plc (United Kingdom)	3,433
37,100	ITOCHU Corp. (Japan)	707
64,100	Mitsubishi Corp. (Japan)	1,721
		8,196
TRANSPORTATION INFRASTRUCTURE—0.6%
101,326	Getlink SE (France)	1,463
496,808	Global Ports Investments plc GDR (Russia)*,2	1,411
1,868,599	Grindrod Ltd. (South Africa)*	784
16,600	Mitsubishi Logistics Corp. (Japan)	442
		4,100
WIRELESS TELECOMMUNICATION SERVICES—1.2%
393,968	Bharti Airtel Ltd. (India)*	1,918
66,700	KDDI Corp. (Japan)	1,740
15,486	Millicom International Cellular SA SDR (Sweden)[2]	795
41,000	NTT DoCoMo Inc. (Japan)	983
27,409	Rogers Communications Inc. (Canada)	1,423
179,248	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	165

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
298,738	Vodafone Group plc (United Kingdom)	$544
14,500,036	Vodafone Idea Ltd. (India)*	1,452
		9,020
TOTAL COMMON STOCKS
(Cost $727,054)		720,330

PREFERRED STOCKS—1.5%
AUTOMOBILES—0.3%
13,636	Volkswagen AG (Germany)	2,266
BANKS—0.5%
180,249	Banco Bradesco SA (Brazil)*	1,630
1,826,250	Grupo Aval Acciones y Valores SA (Colombia)	704
456,642	Itausa - Investimentos Itau SA (Brazil)	1,492
		3,826
TEXTILES, APPAREL & LUXURY GOODS—0.7%
960,867	Alpargatas SA (Brazil)*	5,224
TOTAL PREFERRED STOCKS
(Cost $8,584)		11,316

SHORT-TERM INVESTMENTS—0.6%
(Cost $4,331)
Shares		Value
INVESTMENT COMPANY - SECURITIES LENDING INVESTMENT FUND—0.6%
4,330,601	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 2.320%)	$4,331
TOTAL INVESTMENTS—99.5%
(Cost $739,969)		735,977
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		3,347
TOTAL NET ASSETS—100.0%		$739,324

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$16,897	$—	$16,897
Europe	11,218	336,548	—	347,766
Latin America	38,643	—	—	38,643
Middle East/Central Asia	—	8,692	—	8,692
North America	55,720	—	—	55,720
Pacific Basin	9,738	242,874	—	252,612
Preferred Stocks
Europe	—	2,266	—	2,266
Latin America	9,050	—	—	9,050
Short-Term Investments
Investment Company-Securities Lending Investment	4,331	—	—	4,331
Total Investments in Securities	$128,700	$607,277	$—	$735,977
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019 (000s)
Preferred Stocks	$13	$—	$(13)	$—	$—	$—	$—	$—	$—

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SDR after the name of a security stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden.
3	All or a portion of this security was out on loan as of July 31, 2019. The market value of security on loan and related cash collateral are $4,095 and $4,331, respectively.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.1%
Shares		Value
AEROSPACE & DEFENSE—0.8%
16,442	Leonardo SpA (Italy)	$200
AIRLINES—0.1%
1,369	Deutsche Lufthansa AG (Germany)	22
AUTO COMPONENTS—0.0%
500	Showa Corp. (Japan)	7
AUTOMOBILES—1.4%
14,687	Peugeot SA (France)	347
		347
BANKS—15.1%
245	Bank Hapoalim Bm ADR (Israel)*,1	9
4,600	Bank of Montreal (Canada)	344
2,011,800	Bank Pembangunan Daerah Jawa Timur TBK PT (Indonesia)	92
400	DBS Group Holdings Ltd. (Singapore)	8
5,401	Erste Group Bank AG (Austria)	194
32,224	Faisal Islamic Bank of Egypt (Egypt)	37
37	Grupo Bolivar SA (Colombia)	1
12,800	Gunma Bank Ltd. (Japan)	44
49,490	Israel Discount Bank Ltd. (Israel)	214
319	Israel Discount Bank Ltd. ADR (Israel)[1]	14
34,200	Japan Post Bank Co. Ltd. (Japan)	332
95,100	Mitsubishi UFJ Financial Group Inc. (Japan)	470
281,500	Mizuho Financial Group Inc. (Japan)	399
5,000	Royal Bank of Canada (Canada)	395
11,123	Royal Bank of Scotland Group plc (United Kingdom)*	29
16,600	Shinsei Bank Ltd. (Japan)	251
6,010	SpareBank 1 BV (Norway)	26
593	Sparebanken Sor (Norway)	6
3,722	Standard Chartered plc (United Kingdom)	31
12,500	Sumitomo Mitsui Financial Group Inc. (Japan)	437
9,900	Sumitomo Mitsui Trust Holdings Inc. (Japan)	338
3,300	Toronto-Dominion Bank (Canada)	193
		3,864
BEVERAGES—0.8%
1,354	Carlsberg AS (Denmark)	185
70	Heineken Holding NV (Netherlands)	7
		192
BIOTECHNOLOGY—0.1%
3,171	Kamada Ltd. (Israel)*	18
BUILDING PRODUCTS—0.1%
668	Fm Mattsson Mora Group AB (Sweden)	7
1,880	Inwido AB (Sweden)	12
990	Systemair AB (Sweden)	12
		31
CAPITAL MARKETS—4.7%
8,871	3i Group plc (United Kingdom)	119
8,452	Banca Generali SpA (Italy)	246
8,249	Fiducian Group Ltd. (Australia)	32
5,553	London Stock Exchange Group plc (United Kingdom)	446
60,800	Singapore Exchange Ltd. (Singapore)	349
		1,192
CHEMICALS—0.1%
1,800	AirBoss of America Corp. (Canada)	12
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—0.2%
2,920	Atento SA (Luxembourg)*	$7
412	Catering International Services (France)	6
32,000	China Boqi Environmental Holding Co. Ltd. (Cayman Islands)*	5
599	Fursys Inc. (South Korea)	15
450	GDI Integrated Facility Services Inc. (Canada)*	10
		43
COMMUNICATIONS EQUIPMENT—0.1%
484	Radware Ltd. (Israel)*	13
1,220	Telefonaktiebolaget LM Ericsson (Sweden)	10
		23
CONSTRUCTION & ENGINEERING—0.1%
6,000	China Railway Group Ltd. (China)	4
19,277	Johns Lyng Group Ltd. (Australia)*	21
		25
CONSTRUCTION MATERIALS—0.0%
19,932	Steppe Cement Ltd. (Malaysia)*	8
CONTAINERS & PACKAGING—0.0%
64,100	Hanwell Holdings Ltd. (Singapore)	10
DISTRIBUTORS—1.0%
10,800	Jardine Cycle & Carriage Ltd. (Singapore)	264
DIVERSIFIED CONSUMER SERVICES—0.2%
42,161	China Beststudy Education Group (Cayman Islands)*	13
3,255	MegaStudy Co Ltd. (South Korea)	28
		41
DIVERSIFIED FINANCIAL SERVICES—1.1%
3,847	Exor NV (Netherlands)	268
13,700	IGB Bhd (Malaysia)	9
15,000	Mulpha International BHD (Malaysia)*	8
		285
DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
145,911	BT Group plc (United Kingdom)	342
26,521	Deutsche Telekom AG (Germany)	434
1,254	Macquarie Telecom Group Ltd. (Australia)	19
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	4
100	Nippon Telegraph & Telephone Corp. (Japan)	5
53,100	Telefonica SA (Spain)	405
7,111	Telstra Corp. Ltd. (Australia)	19
		1,228
ELECTRIC UTILITIES—1.8%
12,240	ENEL Americas SA ADR (Chile)[1]	101
28,931	Enel SpA (Italy)	198
16,707	Iberdrola SA (Spain)	159
23,158	OPG Power Ventures plc (Isle Of Man)*	6
		464
ELECTRICAL EQUIPMENT—0.0%
250,000	Jiangnan Group Ltd. (Cayman Islands)*	10
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
190	Barco NV (Belgium)	40
98,377	Datatec Ltd. (South Africa)*	230
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[2]	68

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
548	IDIS Holdings Co. Ltd. (South Korea)	$5
7,354	Venture Corp. Ltd. (Singapore)*	82
		425
ENTERTAINMENT—2.1%
807	AFC Ajax NV (Netherlands)*	16
1,029	Ol Groupe SA (France)*	4
1,206	Ubisoft Entertainment SA (France)*	99
15,418	Vivendi SA (France)	428
		547
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
14,185	Yeni Gimat Gayrimenkul Ortakligi AS (Turkey)	21
FOOD & STAPLES RETAILING—1.7%
18,464	Koninklijke Ahold Delhaize NV (Netherlands)	419
38,000	Springland International Holdings Ltd. (Cayman Islands)	8
		427
FOOD PRODUCTS—0.0%
900	Maeil Holdings Co. Ltd. (South Korea)	9
HEALTH CARE EQUIPMENT & SUPPLIES—3.2%
28,686	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	309
372	GN Store Nord AS (Denmark)	18
10,379	Koninklijke Philips NV (Netherlands)	487
		814
HEALTH CARE PROVIDERS & SERVICES—0.9%
10,400	MediPAL Holdings Corp. (Japan)	221
HEALTH CARE TECHNOLOGY—0.4%
1,468	CompuGroup Medical SE (Germany)	113
HOTELS, RESTAURANTS & LEISURE—1.2%
10,581	Aristocrat Leisure Ltd. (Australia)	220
522,000	China Energy Development Holdings Ltd. (China)*	14
410	Evolution Gaming Group AB ADR (Sweden)[1]	9
4,217	Jumbo Interactive Ltd. (Australia)	56
		299
HOUSEHOLD DURABLES—2.6%
477	Amica SA (Poland)	14
35,688	Barratt Developments plc (United Kingdom)	279
2,956	Berkeley Group Holdings plc (United Kingdom)	139
722	Portmeirion Group PLC (United Kingdom)*	9
117,956	Taylor Wimpey plc (United Kingdom)	231
		672
INSURANCE—5.2%
53	Allianz SE (Germany)	12
22,970	Assicurazioni Generali SpA (Italy)	429
1,100	Great Eastern Holdings Ltd. (Singapore)	20
2,200	iA Financial Corp. Inc. (Canada)	88
33,600	Japan Post Holdings Co. Ltd. (Japan)	329
113,000	Paninvest TBK PT (Indonesia)*	11
15,000	Ping An Insurance Group Co. of China Ltd. (China)	177
3,167	QBE Insurance Group Ltd. (Australia)	27
1,200	Tokio Marine Holdings Inc. (Japan)	64
66,066	Unipolsai Assicurazioni SpA (Italy)	172
		1,329
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—0.1%
20,061	Auto Trader Group plc ADR (United Kingdom)[1]	$33
120	Mediagrif Interactive Technologies Inc. (Canada)	—
		33
INTERNET & DIRECT MARKETING RETAIL—0.2%
1,871	lastminute.com NV (Netherlands)*	57
IT SERVICES—2.0%
819	Comarch SA (Poland)	37
18,122	Eckoh plc (United Kingdom)	11
3,100	Fujitsu Ltd. (Japan)	242
3,715	Kainos Group plc (United Kingdom)	26
345	Know It AB (Sweden)	7
4,900	Otsuka Corp. (Japan)	193
413	Techedge SpA (Italy)*	2
300	Toyo Business Engineering Corp. (Japan)	6
		524
LIFE SCIENCES TOOLS & SERVICES—1.8%
1,657	Sartorius Stedim Biotech (France)	264
559	Siegfried Holding AG (Switzerland)*	208
		472
MACHINERY—2.9%
20,851	Deutz AG (Germany)	144
5,102	DY Corp. (South Korea)	22
3,900	Mitsubishi Heavy Industries Ltd. (Japan)	161
1,400	Mitsubishi Logisnext Co. Ltd. (Japan)	14
1,200	Mitsuboshi Belting Ltd. (Japan)	22
3,400	Takuma Co. Ltd. (Japan)	40
5,687	Valmet OYJ (Finland)	111
318,200	Zoomlion Heavy Industry Science And Technology Co. Ltd. (China)	222
		736
MEDIA—2.4%
4,693	Bloomsbury Publishing plc (United Kingdom)	13
195	Cogeco Communications Inc. (Canada)	16
300	Cogeco Inc. (Canada)	21
4,472	Corus Entertainment Inc. (Canada)	17
85	GTN Ltd. (Australia)	—
2,451	HighCo SA (France)	15
3,663	Ilkka-Yhtyma OYJ (Finland)	15
1,950	North Media AS (Denmark)*	10
34,186	Nos SGPS SA (Portugal)	212
3,753	Publicis Groupe SA (France)	185
8,618	WPP plc (United Kingdom)	102
		606
METALS & MINING—7.6%
94,785	Arcelormittal South Africa Ltd. (South Africa)*	16
3,100	Bear Creek Mining Corp. (Canada)*	5
2,381	BHP Group Ltd. (Australia)	66
19,990	BlueScope Steel Ltd. (Australia)	176
20,044	Champion Iron Ltd. (Australia)*	44
40,463	Evolution Mining Ltd. (Australia)	137
39,827	Evraz plc (United Kingdom)	312
59,033	Fortescue Metals Group Ltd. (Australia)	332
29,831	Iluka Resources Ltd. (Australia)	195
91,030	Red 5 Ltd. (Australia)*	14
23,737	Regis Resources Ltd. (Australia)	90
1,790	Rio Tinto Ltd. (Australia)	120
7,200	Rio Tinto plc (United Kingdom)	407

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
12,083	Trans-Siberian Gold PLC (United Kingdom)	$13
3,579	Tribune Resources Ltd. (Australia)*	17
		1,944
MULTILINE RETAIL—0.5%
5,203	Wesfarmers Ltd. (Australia)	139
MULTI-UTILITIES—0.7%
46,370	Hera SpA (Italy)	173
OIL, GAS & CONSUMABLE FUELS—4.7%
24,800	China Aviation Oil Singapore Corp. Ltd. (Singapore)	23
460	Deutsche Rohstoff AG (Germany)	8
149,000	Hilong Holding Ltd. (Cayman Islands)	14
17,958	New Hope Corp. Ltd. (Australia)	31
3,453	OMV AG (Austria)	173
525	OMV AG ADR (Austria)[1]	26
14,000	PetroChina Co. Ltd. (China)	7
22,780	Repsol SA (Spain)	361
5,133	Royal Dutch Shell plc (Netherlands)	161
78,713	Santos Ltd. (Australia)	388
29,450	Universal Coal plc CDI (United Kingdom)[2]	6
		1,198
PAPER & FOREST PRODUCTS—0.0%
1,311	Midway Ltd. (Australia)	3
PERSONAL PRODUCTS—2.2%
593	Jacques Bogart SA (France)	6
9,437	Unilever NV (Netherlands)	547
		553
PHARMACEUTICALS—5.1%
321	H Lundbeck A/S ADR (Denmark)[1]	12
1,666	Ipsen SA (France)	191
1,114	Merck KGAA (Germany)	114
4,800	Mochida Pharmaceutical Co. Ltd. (Japan)	202
2,777	Roche Holding AG (Switzerland)	743
562	Vetoquinol SA (France)	37
		1,299
PROFESSIONAL SERVICES—2.2%
14,751	Freelancer Ltd. (Australia)*	9
5,084	Keystone Law Group plc (United Kingdom)	32
4,498	People Infrastructure Ltd. (Australia)*	10
7,160	Semcon AB (Sweden)	40
6,315	Wolters Kluwer NV (Netherlands)	458
		549
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
83,000	China Overseas Grand Oceans Group Ltd. (Hong Kong)	43
37,000	Glorious Property Holdings Ltd. (Cayman Islands)*	2
120,899	K Wah International Holdings Ltd. (Bermuda)	63
1,235	LSR Group PJSC GDR (Russia)[2]	3
200	Mainstreet Equity Corp. (Canada)*	9
10	Plazza AG (Switzerland)	3
62,150	Powerlong Real Estate Holdings Ltd. (Cayman Islands)	38
7,000	Vanke Property Overseas Ltd. (Cayman Islands)	4
		165
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
3,700	Advantest Corp. (Japan)	$143
400	Nuflare Technology Inc. (Japan)	28
2,915	NXP Semiconductors NV (Netherlands)	301
9,846	Tower Semiconductor Ltd. (Israel)*	194
		666
SOFTWARE—5.9%
2,219	Atlassian Corp. plc (United Kingdom)*	311
3,389	Check Point Software Technologies Ltd. (Israel)*	380
200	Constellation Software Inc. (Canada)	190
1,405	Cyberark Software Ltd. (Israel)*	195
3,315	IVU Traffic Technologies AG (Germany)*	33
2,762	MiX Telematics Ltd. ADR (South Africa)[1]	41
2,095	NICE Ltd. ADR (Israel)*,1	320
3,383	Sopheon plc (United Kingdom)*	31
		1,501
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.2%
216,000	Lenovo Group Ltd. (China)	174
3,548	Samsung Electronics Co. Ltd. (South Korea)	134
		308
TEXTILES, APPAREL & LUXURY GOODS—0.2%
222	Bijou Brigitte AG (Germany)	10
4,864	Piquadro SpA (Italy)	13
164	RedcapTour Co. Ltd. (South Korea)	2
600	Rhythm Watch Co. Ltd. (Japan)	7
344	Samyang Tongsang Co. Ltd. (South Korea)	17
		49
TOBACCO—1.1%
7,470	Swedish Match AB (Sweden)	285
TRANSPORTATION INFRASTRUCTURE—0.1%
257	Societe Marseillaise DU Tunnel Prado-Carenage SA (France)	5
23,631	Stalexport Autostrady SA (Poland)	21
		26
WATER UTILITIES—0.6%
11,019	Cia de Saneamento Basico Do Estado de Sao Paulo ADR (Brazil)*,1	153
WIRELESS TELECOMMUNICATION SERVICES—2.9%
11,300	NTT DoCoMo Inc. (Japan)	271
9,000	SoftBank Group Corp. (Japan)	459
500	Trilogy International Partners Inc. (Canada)	1
		731
TOTAL COMMON STOCKS
(Cost $25,320)		25,333
TOTAL INVESTMENTS—99.1%
(Cost $25,320)		25,333
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		239
TOTAL NET ASSETS—100.0%		$25,572

Harbor Overseas Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$78	$246	$—	$324
Europe	706	12,312	—	13,018
Latin America	255	94	—	349
Middle East/Central Asia	1,125	232	—	1,357
North America	1,248	53	—	1,301
Pacific Basin	68	8,916	—	8,984
Total Investments in Securities	$3,480	$21,853	$—	$25,333
There were no Level 3 investments at July 31, 2019 or March 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depository receipt, if any, are denoted using different abbreviations. CDI after the name of the security stands for CHESS Depositary Interests representing ownership of foreign securities in Australia and are traded on the Australian Stock Exchange (ASX).
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.0%
Shares		Value
BEVERAGES—13.1%
11,300	Fomento Economico Mexicano SAB de CV ADR Class B (Mexico)[1]	$1,025
12,953	Heineken NV (Netherlands)	1,389
7,400	Kweichow Moutai Co. Ltd. Class A (China)	1,038
		3,452
BUILDING PRODUCTS—2.1%
4,500	Daikin Industries Ltd. (Japan)	559
CHEMICALS—2.5%
6,400	Shin-Etsu Chemical Co. Ltd. (Japan)	652
ELECTRICAL EQUIPMENT—1.7%
3,300	Nidec Corp. (Japan)	441
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.3%
28,900	Hamamatsu Photonics KK (Japan)	1,072
250,100	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (China)	1,108
		2,180
FOOD PRODUCTS—3.8%
223,824	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	1,007
HEALTH CARE EQUIPMENT & SUPPLIES—7.9%
7,750	Coloplast AS Class B (Denmark)	905
15,300	Hoya Corp. (Japan)	1,173
		2,078
INSURANCE—10.1%
103,000	AIA Group Ltd. (Hong Kong)	1,056
136,000	Ping An Insurance Group Co. of China Ltd. (China)	1,603
		2,659
INTERACTIVE MEDIA & SERVICES—1.6%
5,000	Autohome Inc. ADR Class A (China)*,1	425
IT SERVICES—2.2%
7,428	Amadeus IT Group SA Class A (Spain)	580
COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.5%
19,700	Makita Corp. (Japan)	$650
MULTILINE RETAIL—3.6%
14,800	Pan Pacific International Holdings Corp. (Japan)	947
PERSONAL PRODUCTS—13.7%
5,100	Kose Corp. (Japan)	870
4,560	L'Oreal SA (France)	1,220
25,200	Unilever plc (United Kingdom)	1,516
		3,606
PHARMACEUTICALS—3.1%
2,986	Roche Holding AG (Switzerland)	799
PROFESSIONAL SERVICES—4.2%
36,251	Experian plc (United Kingdom)	1,099
SOFTWARE—2.6%
5,462	SAP SE (Germany)	668
SPECIALTY RETAIL—7.4%
1,700	Fast Retailing Co. Ltd. (Japan)	1,020
4,200	Hikari Tsushin Inc. (Japan)	926
		1,946
TEXTILES, APPAREL & LUXURY GOODS—2.6%
5,001	EssilorLuxottica SA (France)	677
WIRELESS TELECOMMUNICATION SERVICES—2.0%
63,000	China Mobile Ltd. (China)	536
TOTAL COMMON STOCKS
(Cost $24,047)		24,961
TOTAL INVESTMENTS—95.0%
(Cost $24,047)		24,961
CASH AND OTHER ASSETS, LESS LIABILITIES—5.0%		1,324
TOTAL NET ASSETS—100.0%		$26,285

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$8,853	$—	$8,853
Latin America	1,450	—	—	1,450
Pacific Basin	—	14,658	—	14,658
Total Investments in Securities	$1,450	$23,511	$—	$24,961
There were no Level 3 investments at July 31, 2019 or June 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.1%
Shares		Value
AUTO COMPONENTS—0.7%
93,600	Denso Corp. (Japan)	$3,973
AUTOMOBILES—0.7%
524,653	Mahindra & Mahindra Ltd. GDR (India)[1]	4,139
BANKS—2.7%
943,200	Public Bank BHD (Malaysia)	4,997
532,127	United Overseas Bank Ltd. (Singapore)	10,138
		15,135
BEVERAGES—4.0%
4,911,900	Thai Beverage PCL (Thailand)	2,975
549,166	Treasury Wine Estates Ltd. (Australia)	6,603
1,518,000	Tsingtao Brewery Co. Ltd. (China)	8,879
465,064	United Spirits Ltd. (India)*	3,995
		22,452
BUILDING PRODUCTS—2.3%
143,023	Kingspan Group plc (Ireland)	6,995
417,724	Nibe Industrier AB (Sweden)	5,899
		12,894
CAPITAL MARKETS—3.1%
539,668	Hargreaves Lansdown plc (United Kingdom)	13,710
805,845	Jupiter Fund Management plc (United Kingdom)	3,647
		17,357
CHEMICALS—4.5%
428,601	Asian Paints Ltd. (India)	9,447
161,160	Johnson Matthey plc (United Kingdom)	6,284
210,641	Novozymes AS (Denmark)	9,741
		25,472
COMMERCIAL SERVICES & SUPPLIES—0.9%
358,393	HomeServe plc (United Kingdom)	4,959
DIVERSIFIED FINANCIAL SERVICES—1.4%
169,145	Investor AB Class B (Sweden)	8,042
ELECTRICAL EQUIPMENT—2.8%
107,728	Legrand SA (France)	7,589
60,400	Nidec Corp. (Japan)	8,076
		15,665
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
673,342	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	3,434
9,900	Keyence Corp. (Japan)	5,681
156,300	Murata Manufacturing Co. Ltd. (Japan)	7,157
		16,272
ENERGY EQUIPMENT & SERVICES—0.7%
612,893	John Wood Group plc (United Kingdom)	3,949
ENTERTAINMENT—1.2%
44,445	Spotify Technology SA (Sweden)*	6,886
FOOD & STAPLES RETAILING—3.8%
432,660	Jeronimo Martins SGPS SA (Portugal)	6,981
359,000	Raia Drogasil SA (Brazil)*	7,809
56,900	Sugi Holdings Co. Ltd. (Japan)	2,739
1,254,600	Wal-Mart de Mexico SAB de CV (Mexico)*	3,702
		21,231
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
88,543	Cochlear Ltd. (Australia)	$13,304
659,200	Olympus Corp. (Japan)	7,187
130,800	Sysmex Corp. (Japan)	9,496
		29,987
HOUSEHOLD PRODUCTS—0.9%
130,200	Pigeon Corp. (Japan)[2]	4,748
INDUSTRIAL CONGLOMERATES—1.3%
41,600	Jardine Matheson Holdings Ltd. (Singapore)	2,525
138,100	Jardine Strategic Holdings Ltd. (Singapore)	4,734
		7,259
INSURANCE—6.0%
1,166,600	AIA Group Ltd. (Hong Kong)	11,963
11,088	Fairfax Financial Holdings Ltd. (Canada)	5,137
335,700	MS&AD Insurance Group Holdings Inc. (Japan)	11,004
494,000	Ping An Insurance Group Co. of China Ltd. (China)	5,822
		33,926
INTERACTIVE MEDIA & SERVICES—5.8%
1,344,124	Auto Trader Group plc (United Kingdom)[3]	8,824
39,214	Baidu Inc. ADR (China)*,4	4,380
278,200	Kakaku.com Inc. (Japan)	5,778
24,555	Naver Corp. (South Korea)	2,849
1,643,452	Rightmove plc (United Kingdom)	10,511
		32,342
INTERNET & DIRECT MARKETING RETAIL—10.2%
83,675	Alibaba Group Holding Ltd. ADR (China)*,4	14,485
78,260	ASOS plc (United Kingdom)*	2,457
136,541	Ctrip.com International Ltd. ADR (China)*,4	5,322
94,396	MakeMyTrip Ltd. (India)*	2,416
65,278	Naspers Ltd. (South Africa)	15,912
1,349,246	Trainline PLC (United Kingdom)*,3	7,023
215,443	Zalando SE (Germany)*,3	9,856
		57,471
IT SERVICES—3.7%
80,762	Bechtle AG (Germany)	8,946
37,980	Shopify Inc. Class A (Canada)*	12,073
		21,019
LEISURE PRODUCTS—1.1%
44,700	Shimano Inc. (Japan)	6,311
LIFE SCIENCES TOOLS & SERVICES—1.8%
13,397	Mettler-Toledo International Inc. (Switzerland)*	10,138
MACHINERY—8.7%
153,844	Atlas Copco AB Class A (Sweden)	4,699
156,158	Atlas Copco AB Class B (Sweden)	4,260
151,787	Epiroc AB Class A (Sweden)*	1,663
425,397	Epiroc AB Class B (Sweden)*	4,422
124,204	Kone OYJ (Finland)	7,077
37,843	Schindler Holding AG (Switzerland)	8,724
22,900	SMC Corp. (Japan)	8,298
845,000	Techtronic Industries Co. Ltd. (Hong Kong)	6,284
203,837	Weir Group plc (United Kingdom)	3,685
		49,112

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—3.2%
78,000	Kao Corp. (Japan)	$5,693
170,500	Shiseido Co. Ltd. (Japan)	12,546
		18,239
PROFESSIONAL SERVICES—2.3%
101,829	Intertek Group plc (United Kingdom)	7,049
415,070	SEEK Ltd (Australia)	5,909
		12,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
42,940	ASML Holding NV (Netherlands)	9,568
341,228	Infineon Technologies AG (Germany)	6,320
329,421	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[4]	14,043
14,113	U-Blox Holding AG (Switzerland)*	1,152
		31,083
SPECIALTY RETAIL—1.8%
333,721	Industria de Diseno Textil SA (Spain)	9,986
TEXTILES, APPAREL & LUXURY GOODS—4.7%
31,162	adidas AG (Germany)	9,933
230,036	Burberry Group plc (United Kingdom)	6,343
119,164	Cie Financiere Richemont SA (Switzerland)	10,211
		26,487
THRIFTS & MORTGAGE FINANCE—2.0%
363,233	Housing Development Finance Corp. Ltd. (India)	11,175
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—1.1%
121,200	SoftBank Group Corp. (Japan)	$6,188
TOTAL COMMON STOCKS
(Cost $485,381)		546,855

PREFERRED STOCKS—1.5%
(Cost $5,627)
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
43,642	Sartorius AG (Germany)	8,828

SHORT-TERM INVESTMENTS—0.9%
(Cost $4,960)
INVESTMENT COMPANY - SECURITIES LENDING INVESTMENT FUND—0.9%
4,959,750	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 2.320%)	4,960
TOTAL INVESTMENTS—99.5%
(Cost $495,968)		560,643
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		2,682
TOTAL NET ASSETS—100.0%		$563,325

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$15,912	$—	$15,912
Europe	17,024	220,505	—	237,529
Latin America	11,511	—	—	11,511
Middle East/Central Asia	2,416	28,756	—	31,172
North America	17,210	—	—	17,210
Pacific Basin	41,664	191,857	—	233,521
Preferred Stocks
Europe	—	8,828	—	8,828
Short-Term Investments
Investment Company-Securities Lending Investment	4,960	—	—	4,960
Total Investments in Securities	$94,785	$465,858	$—	$560,643
There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions.
2	All or a portion of this security was out on loan as of July 31, 2019. The market value of the security on loan and related cash collateral are $4,711 and $4,960, respectively.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $25,703 or 5% of net assets.
4	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—93.5%
Shares		Value
AEROSPACE & DEFENSE—1.7%
329,485	Senior plc (United Kingdom)	$802
AIR FREIGHT & LOGISTICS—4.1%
596,000	Kerry Logistics Network Ltd. (Bermuda)	1,022
70,500	Kintetsu World Express Inc. (Japan)	945
		1,967
BANKS—5.6%
278,200	Bank of East Asia Ltd. (Hong Kong)	804
424,584	CYBG plc (United Kingdom)	885
109,263	Spar Nord Bank AS (Denmark)	964
		2,653
BUILDING PRODUCTS—2.9%
23,400	Central Glass Co. Ltd. (Japan)	532
51,270	Tarkett SA (France)	858
		1,390
CAPITAL MARKETS—2.5%
32,500	JAFCO Co. Ltd. (Japan)	1,205
CHEMICALS—3.1%
46,600	Fuso Chemical Co. Ltd. (Japan)	973
53,700	Neo Performance Materials Inc. (Canada)	491
		1,464
COMMERCIAL SERVICES & SUPPLIES—0.3%
47,303	Mears Group PLC (United Kingdom)	158
CONSTRUCTION & ENGINEERING—2.4%
56,774	Arcadis NV (Netherlands)	1,158
CONSUMER FINANCE—2.0%
163,175	Resurs Holding AB (Sweden)[1]	945
CONTAINERS & PACKAGING—1.6%
64,567	BillerudKorsnas AB (Sweden)	745
DISTRIBUTORS—2.0%
125,655	Inchcape plc (United Kingdom)	952
ELECTRICAL EQUIPMENT—1.9%
494,500	Johnson Electric Holdings Ltd. (Bermuda)	889
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.7%
12,339	Landis+Gyr Group AG (Switzerland)*	997
37,900	Nohmi Bosai Ltd. (Japan)	772
		1,769
FOOD PRODUCTS—5.5%
48,950	Ebro Foods SA (Spain)*	984
162,173	Elders Ltd. (Australia)	815
2,251,600	Japfa Ltd. (Singapore)	831
		2,630
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
27,300	Paramount Bed Holdings Co. Ltd. (Japan)	1,044
HEALTH CARE PROVIDERS & SERVICES—3.8%
32,240	BML Inc. (Japan)	885
450,715	Healius Ltd. (Australia)	903
		1,788
HOTELS, RESTAURANTS & LEISURE—2.4%
79,900	Resorttrust Inc. (Japan)	1,157
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—3.8%
69,700	Fujitsu General Ltd. (Japan)	$1,114
2,563,360	Skyworth Group Ltd. (Bermuda)	696
		1,810
INSURANCE—2.7%
102,079	Coface SA (France)	1,264
INTERNET & DIRECT MARKETING RETAIL—2.8%
266,142	N Brown Group plc (United Kingdom)	388
68,751	Takkt AG (Germany)	939
		1,327
MACHINERY—6.6%
12,900	Krones AG (Germany)	733
31,630	METAWATER Co. Ltd. (Japan)	1,059
17,650	Nabtesco Corp. (Japan)	476
43,700	OSG Corp. (Japan)	867
		3,135
MARINE—1.4%
21,243	Clarkson plc (United Kingdom)	662
MEDIA—2.3%
56,575	Criteo SA ADR (France)*,2	1,073
METALS & MINING—2.3%
35,200	DOWA Holdings Co. Ltd. (Japan)	1,112
OIL, GAS & CONSUMABLE FUELS—2.3%
63,525	Golar LNG Ltd. (Bermuda)	1,076
PAPER & FOREST PRODUCTS—1.2%
163,677	Navigator Co. SA (Portugal)	550
PERSONAL PRODUCTS—2.3%
66,644	Ontex Group NV (Belgium)	1,098
PROFESSIONAL SERVICES—5.0%
13,478	Bertrandt AG (Germany)	903
37,337	Brunel International NV (Netherlands)	532
18,801	DKSH Holding AG (Switzerland)	950
		2,385
ROAD & RAIL—2.2%
259,837	Northgate plc (United Kingdom)	1,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
52,625	Tower Semiconductor Ltd. (Israel)*	1,035
95,225	X-Fab Silicon Foundries SE (Belgium)*,1	459
		1,494
SPECIALTY RETAIL—1.6%
72,850	Matas AS (Denmark)	751
TEXTILES, APPAREL & LUXURY GOODS—1.9%
17,905	Tod's SpA (Italy)	892

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—4.2%
102,355	BOC Aviation Ltd. (Singapore)[1]	$882
42,850	Kanamoto Co. Ltd. (Japan)	1,101
		1,983
TOTAL COMMON STOCKS
(Cost $45,065)		44,372

PREFERRED STOCKS—1.8%
(Cost $882)
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
15,672	Draegerwerk AG & Co KGaA (Germany)	$850
TOTAL INVESTMENTS—95.3%
(Cost $45,947)		45,222
CASH AND OTHER ASSETS, LESS LIABILITIES—4.7%		2,228
TOTAL NET ASSETS—100.0%		$47,450

WARRANTS/RIGHTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Elders Limited Rights	24,204	AUD 5.55	8/5/2019	$ —	$—X

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,149	$23,220	$—	$25,369
Middle East/Central Asia	1,035	—	—	1,035
North America	—	491	—	491
Pacific Basin	882	16,595	—	17,477
Preferred Stocks
Europe	—	850	—	850
Total Investments in Securities	$4,066	$41,156	$—	$45,222
Financial Derivatives Instruments - Assets
Warrants/Rights	$—	$—	$—	$—
Total Investments	$4,066	$41,156	$—	$45,222
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019 (000s)
Warrants/Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2019 (000s)	Valuation Technique	Unobservable Input	Input Value(s)
Financial Derivative Instruments
Warrants/Rights
Elders Limited Rights	$—	Market Approach	Estimated Recovery Value	$ 0.00
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $2,286 or 5% of net assets.
2	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
AUD	Australian Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—8.5%
27,524	Safran SA (France)	$3,952
8,164	TransDigm Group Inc. (United States)*	3,963
		7,915
AUTO COMPONENTS—2.6%
27,490	Aptiv plc (United States)	2,409
BANKS—3.6%
29,206	HDFC Bank Ltd. ADR (India)[1]	3,358
BIOTECHNOLOGY—1.4%
8,588	CSL Ltd. (Australia)	1,340
CAPITAL MARKETS—4.1%
28,084	Intercontinental Exchange Inc. (United States)	2,468
6,350	Moody's Corp. (United States)	1,361
		3,829
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
5,130	Keyence Corp. (Japan)	2,944
ENTERTAINMENT—1.5%
19,951	Live Nation Entertainment Inc. (United States)*	1,438
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.1%
3,998	Equinix Inc. (United States)	2,007
FOOD & STAPLES RETAILING—4.1%
62,239	Alimentation Couche-Tard Inc. (Canada)	3,815
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
43,156	Boston Scientific Corp. (United States)*	1,832
HEALTH CARE PROVIDERS & SERVICES—2.1%
7,977	UnitedHealth Group Inc. (United States)	1,986
INDUSTRIAL CONGLOMERATES—3.4%
8,825	Roper Technologies Inc. (United States)	3,209
INSURANCE—3.4%
310,000	AIA Group Ltd. (Hong Kong)	3,179
INTERACTIVE MEDIA & SERVICES—1.2%
174,657	Rightmove plc (United Kingdom)	1,117
INTERNET & DIRECT MARKETING RETAIL—2.9%
15,768	Alibaba Group Holding Ltd. ADR (China)*,1	2,730
IT SERVICES—4.7%
24,550	Visa Inc. (United States)	4,370
LIFE SCIENCES TOOLS & SERVICES—1.5%
4,014	Lonza Group AG (Switzerland)*	1,375
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—4.1%
19,190	Dollar General Corp. (United States)	$2,572
19,050	Pan Pacific International Holdings Corp. (Japan)	1,219
		3,791
PHARMACEUTICALS—3.9%
31,399	Zoetis Inc. (United States)	3,607
PROFESSIONAL SERVICES—6.9%
116,050	Recruit Holdings Co. Ltd. (Japan)	3,930
16,582	Verisk Analytics Inc. (United States)	2,516
		6,446
ROAD & RAIL—1.5%
7,921	Union Pacific Corp. (United States)	1,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.8%
43,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,854
28,522	Texas Instruments Inc. (United States)	3,566
		5,420
SOFTWARE—16.3%
12,131	Adobe Inc. (United States)*	3,626
10,097	Dassault Systemes SE (France)	1,536
11,078	Intuit Inc. (United States)	3,072
16,933	Microsoft Corp. (United States)	2,307
14,613	salesforce.com Inc. (United States)*	2,258
14,067	Temenos Group AG (Switzerland)*	2,476
		15,275
SPECIALTY RETAIL—3.8%
58,916	Industria de Diseno Textil SA (Spain)	1,763
17,183	Ross Stores Inc. (United States)	1,822
		3,585
TEXTILES, APPAREL & LUXURY GOODS—1.8%
12,431	EssilorLuxottica SA (France)	1,683
TOTAL COMMON STOCKS
(Cost $70,373)		90,085
TOTAL INVESTMENTS—96.3%
(Cost $70,373)		90,085
CASH AND OTHER ASSETS, LESS LIABILITIES—3.7%		3,489
TOTAL NET ASSETS—100.0%		$93,574

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$13,902	$—	$13,902
Middle East/Central Asia	3,358	—	—	3,358

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
North America	$55,629	$—	$—	$55,629
Pacific Basin	4,584	12,612	—	17,196
Total Investments in Securities	$63,571	$26,514	$—	$90,085
There were no Level 3 investments at July 31, 2019 or October 31, 2018.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.0%
Shares		Value
AIRLINES—1.6%
37,928	Azul SA ADR (Brazil)*,1	$1,544
AUTOMOBILES—0.8%
529,000	Geely Automobile Holdings Ltd. (China)	807
BANKS—20.4%
558,684	Alpha Bank AE (Greece)*	1,084
6,058,800	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,920
3,678,000	China Construction Bank Corp. (China)	2,824
192,500	China Merchants Bank Co. Ltd. (China)	954
191,237	Grupo Financiero Banorte SAB de CV (Mexico)	957
47,029	Hana Financial Group Inc. (South Korea)	1,377
226,640	ICICI Bank Ltd. ADR (India)[1]	2,767
2,396,000	Industrial & Commercial Bank of China Ltd. (China)	1,609
229,889	Itau Unibanco Holding SA ADR (Brazil)[1]	2,103
22,191	OTP Bank plc (Hungary)	924
406,200	Ping An Bank Co. Ltd. (China)	826
161,844	Sberbank of Russia PJSC ADR (Russia)[1]	2,402
233,345	United Bank Ltd. (Pakistan)	213
		19,960
BEVERAGES—1.5%
81,900	Wuliangye Yibin Co. Ltd. (China)	1,423
BIOTECHNOLOGY—0.2%
190,557	Ascletis Pharma Inc. (China)*,2	121
900	BeiGene Ltd. ADR (China)*,1	123
		244
CHEMICALS—0.0%
2,684,000	Tianhe Chemicals Group Ltd. (China)*,2	—[x]
CONSTRUCTION & ENGINEERING—0.8%
1,141,000	China Railway Group Ltd. (China)	799
CONSTRUCTION MATERIALS—4.8%
211,000	Anhui Conch Cement Co. Ltd. (China)	1,218
221,003	Cemex SAB de CV ADR (Mexico)[1]	787
1,490,500	Semen Indonesia Persero TBK PT (Indonesia)	1,355
21,985	UltraTech Cement Ltd. (India)	1,379
		4,739
DIVERSIFIED CONSUMER SERVICES—0.7%
22,444	Afya Ltd. (Brazil)*	649
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
127,800	Hangzhou Hikvision Digital Technology Co. Ltd. (China)	566
ENERGY EQUIPMENT & SERVICES—1.7%
1,150,000	China Oilfield Services Ltd. (China)	1,297
68,846	Neoenergia SA (Brazil)*	329
		1,626
ENTERTAINMENT—0.5%
23,400	HUYA Inc. ADR (China)*,1	531
FOOD & STAPLES RETAILING—1.1%
100,658	Shoprite Holdings Ltd. (South Africa)	1,081
FOOD PRODUCTS—4.9%
194,116	BRF SA ADR (Brazil)*,1	1,687
1,907,900	Charoen Pokphand Foods PCL (Thailand)	1,715
1,768,000	Want Want China Holdings Ltd. (China)	1,375
		4,777
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.1%
137,775	China International Travel Service Corp. Ltd. (China)	$1,798
187,000	Galaxy Entertainment Group Ltd. (China)*	1,273
		3,071
HOUSEHOLD DURABLES—0.5%
198,500	Suofeiya Home Collection Co. Ltd. (China)	532
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.7%
1,160,100	China Longyuan Power Group Corp. Ltd. (China)	709
INSURANCE—4.5%
163,000	China Pacific Insurance Group Co. Ltd. (China)	695
78,680	ICICI Prudential Life Insurance Co. Ltd. (India)[2]	458
278,500	Ping An Insurance Group Co. of China Ltd. (China)	3,282
		4,435
INTERACTIVE MEDIA & SERVICES—7.9%
150,100	Tencent Holdings Ltd. (China)	6,993
17,538	Yandex NV (Russia)*	688
		7,681
IT SERVICES—1.4%
123,289	Infosys Ltd. ADR (India)[1]	1,396
LIFE SCIENCES TOOLS & SERVICES—1.3%
60,600	Hangzhou Tigermed Consulting Co. Ltd. (China)*	438
88,125	WuXi AppTec Co. Ltd. (China)*,2	814
		1,252
MACHINERY—1.0%
163,242	Samsung Heavy Industries Co. Ltd. (South Korea)*	967
METALS & MINING—3.7%
102,387	AngloGold Ashanti Ltd. ADR (South Africa)[1]	1,747
252,314	Ganfeng Lithium Co. Ltd. (China)*,2	321
1,968,800	MMG Ltd. (China)*	611
276,855	Petra Diamonds Ltd. (South Africa)*	38
4,553	POSCO (South Korea)	858
		3,575
OIL, GAS & CONSUMABLE FUELS—13.3%
347,800	China Shenhua Energy Co. Ltd. (China)	687
12,289	CNOOC Ltd. ADR (China)[1]	2,032
37,548	Lukoil PJSC ADR (Russia)[1]	3,081
250,996	Petroleo Brasileiro SA ADR (Brazil)*,1	3,537
108,909	Reliance Industries Ltd. (India)	1,834
6,247	S-Oil Corp. (South Korea)	494
244,100	Thai Oil PCL (Thailand)	544
149,800	Ultrapar Participacoes SA (Brazil)	781
		12,990
PERSONAL PRODUCTS—1.0%
8,273	AMOREPACIFIC Corp. (South Korea)	972
PHARMACEUTICALS—1.0%
41,092	Glenmark Pharmaceuticals Ltd. (India)	253
71,100	Jiangsu Hengrui Medicine Co. Ltd. (China)	686
		939
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
713,200	Guangzhou R&F Properties Co. Ltd. (China)	1,290
307,000	Shimao Property Holdings Ltd. (China)	848
		2,138

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
154,000	MediaTek Inc. (Taiwan)	$1,540
20,083	SK Hynix Inc. (South Korea)	1,286
96,926	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	4,132
		6,958
SPECIALTY RETAIL—1.6%
94,626	Foschini Group Ltd. (South Africa)	1,089
107,939	Truworths International Ltd. (South Africa)	467
		1,556
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.9%
126,150	Samsung Electronics Co. Ltd. (South Korea)	4,778
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—0.6%
79,792	Indiabulls Housing Finance Ltd. (India)	$619
WIRELESS TELECOMMUNICATION SERVICES—1.6%
194,325	MTN Group Ltd. (South Africa)	1,522
TOTAL COMMON STOCKS
(Cost $87,363)		94,836
TOTAL INVESTMENTS—97.0%
(Cost $87,363)		94,836
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		2,978
TOTAL NET ASSETS—100.0%		$97,814

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2019 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$1,747	$4,197	$—	$5,944
Europe	688	7,491	—	8,179
Latin America	12,045	329	—	12,374
Middle East/Central Asia	4,621	4,298	—	8,919
Pacific Basin	6,818	52,602	—	59,420
Total Investments in Securities	$25,919	$68,917	$—	$94,836
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2019.
Valuation Description	Balance Beginning at 11/01/2018 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2019[w] (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2019 (000s)	Valuation Technique	Unobservable Input	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (China)*,2	$—	Market Approach	Estimated Recovery Value	HKD 0.00

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2019, the aggregate value of these securities was $1,714 or 2% of net assets.
w	The net unrealized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2019 (000s)
	Common Stocks	$(512)
x	Fair valued in accordance with Harbor Funds Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds
Notes to Portfolios of Investments— July 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2019, the Trust consists of 34 separate portfolios. The portfolios covered by this report are: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor Overseas Fund, Harbor Focused International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and master limited partnerships), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the fair value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed not to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
A table that includes a categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information on the types of investment held by each Fund and the related accounting policies.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0719